UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)	January 31, 2014

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 53.1%
Basic Materials — 53.1%
Alexco Resource *	823,975	$1,318,360
Aurcana * (A)	896,383	756,543
AuRico Gold	2,559,416	11,747,720
Bear Creek Mining * (A)	1,179,924	2,150,614
Chaparral Gold * (A)	371,513	133,428
Endeavour Silver * (A)	1,544,374	6,702,583
First Majestic Silver *	132,000	1,378,370
Fortuna Silver Mines *	1,967,188	7,118,085
MAG Silver * (A)	750,321	4,629,481
Pan American Silver	1,023,909	12,901,253
Primero Mining * (A)	1,308,498	7,354,610
Scorpio Mining *	3,089,385	984,720
Silver Standard Resources * (A)	1,266,193	9,914,291
Silver Wheaton	1,170,567	25,413,010
Silvercorp Metals	2,592,190	6,636,006
Silvercrest Mines *	1,628,409	3,011,917
Tahoe Resources * (A)	601,082	10,675,108
TOTAL CANADA		112,826,099
MEXICO— 20.9%
Basic Materials — 20.9%
Fresnillo	1,762,025	22,289,264
Industrias Penoles	945,286	21,992,354
TOTAL MEXICO		44,281,618
PERU— 3.1%
Basic Materials — 3.1%
Hochschild Mining	2,631,445	6,607,704
UNITED KINGDOM— 5.2%
Basic Materials — 5.2%
Polymetal International	1,167,696	11,085,539
UNITED STATES— 17.5%
Basic Materials — 17.5%
Coeur d'Alene Mines *	883,300	8,965,495
First Majestic Silver * (A)	793,555	8,284,714
Golden Minerals * (A)	523,671	425,849
Great Panther Silver *	2,125,852	1,743,199
Hecla Mining (A)	3,312,282	10,036,215
McEwen Mining * (A)	2,959,147	7,693,782
TOTAL UNITED STATES		37,149,254
TOTAL COMMON STOCK
(Cost $322,584,056)		211,950,214

Schedule of Investments (Unaudited)	January 31, 2014

Global X Silver Miners ETF

	Number of Warrants/Face Amount	Value
WARRANT — 0.0%
United States — 0.0%
Coeur d'Alene Mines, Expires 4/16/17*
(Cost $–)	18,472	$27,708

REPURCHASE AGREEMENTS — 10.8%
Barclays
0.020%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $21,555,348 (collateralized by U.S. Treasury Bills, ranging in par value $21,979,541, 0.375%, 01/31/16 with a total market value of
$21,986,420)(B)	$21,555,312	21,555,312
Deutsche Bank
0.010%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $1,460,501 (collateralized by a U.S. Treasury Bills, par value $1,490,151,
0.125%, 12/31/14 with a total market value of $1,490,002)(B)	1,460,500	1,460,500
TOTAL REPURCHASE AGREEMENTS
(Cost $23,015,812)		23,015,812
TOTAL INVESTMENTS — 110.6%
(Cost $345,599,868)††		$234,993,734

Percentages are based on Net Assets of $212,393,431.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $21,518,313.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $23,015,812.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $345,599,868, and the unrealized appreciation and depreciation were $2,121,652 and $(112,727,786) respectively.

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$211,950,214	$—	$—	$211,950,214
Repurchase Agreements	—	23,015,812	—	23,015,812
Warrant	—	27,708	—	27,708
Total Investments in Securities	$211,950,214	$23,043,520	$—	$234,993,734

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.8%
AUSTRALIA— 6.4%
Basic Materials — 6.4%
Gryphon Minerals *	12,857,461	$2,025,399
Papillon Resources *	62,770	64,547
TOTAL AUSTRALIA		2,089,946
CANADA— 94.4%
Basic Materials — 94.4%
Asanko Gold *	893,242	1,579,966
Atac Resources *	1,939,519	1,219,002
B2Gold *	1,907,823	4,505,116
Chesapeake Gold *	514,052	1,518,502
Continental Gold *	500,116	1,567,142
Exeter Resource *	2,101,940	1,313,712
Gold Canyon Resources *	6,886,473	1,545,785
Guyana Goldfields *	63,200	137,323
International Tower Hill Mines *	2,755,343	1,666,982
Kaminak Gold, Cl A *	2,130,124	1,510,930
Lydian International, Cl A *	1,442,629	1,321,196
Newstrike Capital *	1,882,809	1,267,885
Novagold Resources *	643,916	1,873,796
Paramount Gold and Silver *	1,384,882	1,648,010
Pretium Resources *	297,930	1,744,111
Rubicon Minerals *	1,570,220	2,001,986
Sabina Gold & Silver *	1,602,280	1,251,613
Seabridge Gold *	210,815	1,692,844
Torex Gold Resources *	1,581,738	1,633,220
TOTAL CANADA		30,999,121
TOTAL COMMON STOCK
(Cost $57,627,137)		33,089,067
TOTAL INVESTMENTS — 100.8%
(Cost $57,627,137)††		$33,089,067

Percentages are based on Net Assets of $32,841,110.

*	Non-income producing security.

††	At January 31, 2014, the tax basis cost of the Fund's investments was $57,627,137, and the unrealized appreciation and depreciation were $484,823 and $(25,022,893) respectively.

Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 6.0%
Basic Materials — 6.0%
Medusa Mining	72,053	$122,962
Perseus Mining *	197,842	66,659
TOTAL AUSTRALIA		189,621
CANADA— 39.5%
Basic Materials — 39.5%
African Barrick Gold	45,439	164,184
Alamos Gold	11,762	107,930
Argonaut Gold *	25,547	115,148
B2Gold *	62,585	147,788
Centerra Gold	29,821	115,402
Detour Gold *	16,302	104,801
Eldorado Gold	20,520	129,892
Kinross Gold	32,232	147,622
Osisko Mining *	34,916	209,418
TOTAL CANADA		1,242,185
CHINA— 4.2%
Basic Materials — 4.2%
Real Gold Mining * (A) (B)	36,500	4,165
Zhaojin Mining Industry	217,473	129,692
TOTAL CHINA		133,857
EGYPT— 6.9%
Basic Materials — 6.9%
Centamin *	296,605	215,027
JERSEY— 5.0%
Basic Materials — 5.0%
Randgold Resources ADR	2,250	155,025
RUSSIA— 5.5%
Basic Materials — 5.5%
Polyus Gold International	55,961	171,109
SOUTH AFRICA— 22.7%
Basic Materials — 22.7%
AngloGold Ashanti ADR	12,766	186,894
Gold Fields ADR	33,404	116,246
Harmony Gold Mining ADR	47,056	135,521
Sibanye Gold ADR	47,500	274,075
TOTAL SOUTH AFRICA		712,736
TURKEY— 3.4%
Basic Materials — 3.4%
Koza Altin Isletmeleri	12,329	104,987

Schedule of Investments (Unaudited)	January 31, 2014

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 2.6%
Basic Materials — 2.6%
Petropavlovsk	71,709	$82,812
UNITED STATES— 4.1%
Basic Materials — 4.1%
Alacer Gold	60,648	127,967
TOTAL COMMON STOCK
(Cost $5,805,761)		3,135,326
TOTAL INVESTMENTS — 99.9%
(Cost $5,805,761)††		$3,135,326

Percentages are based on Net Assets of $3,138,320.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2014 was $4,165 and represents 0.1% of Net Assets.
(B)	Security is considered illiquid. The total value of such security as of January 31, 2014 was $4,165 and represented 0.1% of Net Assets.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $5,805,761, and the unrealized appreciation and depreciation were $64,945 and $(2,735,380) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,131,161	$—	$4,165	$3,135,326
Total Investments in Securities	$3,131,161	$—	$4,165	$3,135,326

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 13.9%
Basic Materials — 13.9%
Cudeco * (A)	361,979	$462,508
OZ Minerals	424,392	1,307,353
PanAust	815,151	1,166,376
Sandfire Resources *	250,377	1,273,074
TOTAL AUSTRALIA		4,209,311
CANADA— 43.3%
Basic Materials — 43.3%
Capstone Mining *	583,474	1,514,020
Copper Mountain Mining *	285,077	399,300
Copper Mountain Mining ^*	12,300	16,974
First Quantum Minerals	85,442	1,528,942
HudBay Minerals, Cl B	191,889	1,523,052
Imperial Metals *	130,152	1,965,573
Lundin Mining *	354,962	1,552,112
Northern Dynasty Minerals * (A)	226,702	306,048
Taseko Mines * (A)	600,601	1,231,232
Teck Resources, Cl B (A)	56,760	1,365,807
Turquoise Hill Resources *	492,087	1,727,225
TOTAL CANADA		13,130,285
CHINA— 4.8%
Basic Materials — 4.8%
Jiangxi Copper, Cl H	808,906	1,462,820
MEXICO— 5.1%
Basic Materials — 5.1%
Grupo Mexico, Cl B (A)	482,324	1,553,650
PERU— 5.0%
Basic Materials — 5.0%
Southern Copper	53,843	1,506,527
POLAND— 4.4%
Basic Materials — 4.4%
KGHM Polska Miedz	38,457	1,335,990
SWITZERLAND— 5.1%
Basic Materials — 5.1%
Glencore Xstrata	289,865	1,536,741
TURKEY— 0.8%
Basic Materials — 0.8%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	111,098	237,372
UNITED KINGDOM— 12.6%
Basic Materials — 12.6%
Antofagasta	107,899	1,508,574

Schedule of Investments (Unaudited)	January 31, 2014

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Kazakhmys	365,956	$1,071,440
Vedanta Resources	92,945	1,233,797
TOTAL UNITED KINGDOM		3,813,811
UNITED STATES— 4.7%
Basic Materials — 4.7%
Freeport-McMoRan Copper & Gold	44,519	1,442,861
TOTAL COMMON STOCK
(Cost $40,124,586)		30,229,368

REPURCHASE AGREEMENTS — 7.2%
Barclays
0.020%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $2,058,598 (collateralized by U.S. Treasury Bills, ranging in par value $2,099,110, 0.375%, 01/31/16 with a total market value of $2,099,767)(B)	$2,058,595	2,058,595
Deutsche Bank
0.010%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $108,347 (collateralized by a U.S. Treasury Bills, par value $110,547, 0.125%, 12/31/14 with a total market value of $110,537)(B)	108,347	108,347
TOTAL REPURCHASE AGREEMENTS
(Cost $2,166,942)		2,166,942
TOTAL INVESTMENTS — 106.9%
(Cost $42,291,528)††		$32,396,310

Percentages are based on Net Assets of $30,299,058.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $2,012,368.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $2,166,942.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $42,291,528, and the unrealized appreciation and depreciation were $0 and $(9,895,218) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,229,368	$—	$—	$30,229,368
Repurchase Agreements	—	2,166,942	—	2,166,942
Total Investments in Securities	$30,229,368	$2,166,942	$—	$32,396,310

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.7%
AUSTRALIA— 22.5%
Basic Materials — 22.5%
Bannerman Resources * (C)	20,143,595	$1,198,751
Berkeley Resources *	7,728,368	1,961,412
Energy Resources of Australia *	5,706,834	6,292,870
Greenland Minerals & Energy * (A)	23,895,043	3,868,677
Paladin Energy * (A)	24,159,645	10,677,385
Silex Systems *	2,957,749	5,358,147
Syrah Resources * (A)	3,122,973	7,515,950
TOTAL AUSTRALIA		36,873,192
CANADA— 56.9%
Basic Materials — 56.9%
Alpha Exploration * (A)	246,173	141,459
Cameco	1,807,852	38,421,420
Denison Mines * (A)	12,701,469	17,790,609
Energy Fuels * (A)	745,489	5,883,590
Fission 3.0 * (A)	6,116,019	933,534
Fission Uranium * (A)	6,025,319	6,654,224
Laramide Resources * (A)	3,490,171	1,880,227
Mega Uranium * (A)	13,330,594	1,615,829
Uex * (C)	9,475,825	4,424,179
Uranium Participation * (A)	3,148,296	15,603,676
TOTAL CANADA		93,348,747
FRANCE— 5.9%
Utilities — 5.9%
Areva	358,258	9,738,607
UNITED STATES— 14.4%
Basic Materials — 14.4%
Uranerz Energy *	4,213,327	6,614,924
Uranium Energy * (A)	3,105,762	5,372,968
Uranium Resources *	711,029	2,310,844
Ur-Energy * (A)	6,410,333	8,718,053
USEC * (C)	136,374	619,138
TOTAL UNITED STATES		23,635,927
TOTAL COMMON STOCK
(Cost $196,803,574)		163,596,473

REPURCHASE AGREEMENTS — 14.0%
Barclays
0.020%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $21,898,806 (collateralized by U.S. Treasury Bills, ranging in par value $22,329,758, 0.375%, 01/31/16 with a total market value of $22,336,747)(B)	$21,898,770	21,898,770

Schedule of Investments (Unaudited)	January 31, 2014

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.125%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $1,152,579 (collateralized by a U.S. Treasury Bills, par value $1,175,966, 0.125%, 12/31/14 with a total market value of $1,175,849)(B)	$1,152,567	$1,152,567
TOTAL REPURCHASE AGREEMENTS
(Cost $23,051,337)		23,051,337
TOTAL INVESTMENTS — 113.7%
(Cost $219,854,911)††		$186,647,810

Percentages are based on Net Assets of $164,193,550.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $21,087,793.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $23,051,337.
(C)	Affiliated Investment.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $219,854,911, and the unrealized appreciation and depreciation were $4,099,378 and $(37,306,479) respectively.

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$163,596,473	$—	$—	$163,596,473
Repurchase Agreements	—	23,051,337	—	23,051,337
Total Investments in Securities	$163,596,473	$23,051,337	$—	$186,647,810

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 91.1%
AUSTRALIA— 4.8%
Basic Materials — 4.8%
Galaxy Resources *	5,769,961	$338,322
Orocobre *	482,800	950,677
Reed Resources *	20,689,071	923,409
TOTAL AUSTRALIA		2,212,408
CANADA— 1.9%
Basic Materials — 1.9%
Avalon Rare Metals *	592,024	318,935
Canada Lithium * (A)	2,166,592	564,141
TOTAL CANADA		883,076
CHILE— 6.9%
Basic Materials — 6.9%
Sociedad Quimica y Minera de Chile ADR	129,493	3,225,671
CHINA— 4.8%
Industrials — 4.8%
BYD, Cl H	467,700	2,228,921
FRANCE— 5.7%
Industrials — 5.7%
Saft Groupe	75,347	2,638,085
HONG KONG— 4.5%
Industrials — 4.5%
Coslight Technology International Group	724,773	449,961
Sinopoly Battery *	38,095,100	1,619,230
TOTAL HONG KONG		2,069,191
JAPAN— 10.1%
Industrials — 10.1%
GS Yuasa	360,394	1,894,211
Panasonic	241,400	2,797,471
TOTAL JAPAN		4,691,682
SOUTH KOREA— 7.7%
Basic Materials — 4.0%
LG Chemical	7,613	1,849,283
Industrials — 3.7%
Samsung SDI	12,725	1,706,019
TOTAL SOUTH KOREA		3,555,302
UNITED STATES— 44.7%
Basic Materials — 39.0%
Avalon Rare Metals *	72,447	39,114
FMC	131,520	9,289,258
Rockwood Holdings	127,547	8,740,796
		18,069,168

Schedule of Investments (Unaudited)	January 31, 2014

Global X Lithium ETF

	Shares/ Number of Warrants/Face Amount	Value
COMMON STOCK — continued
Industrials — 5.7%
Johnson Controls	53,878	$2,484,853
Ultralife *	47,928	199,381
		2,684,234
TOTAL UNITED STATES		20,753,402
TOTAL COMMON STOCK
(Cost $41,576,367)		42,257,738

WARRANTS — 8.4%
Dynapack International, Expires 1/20/15*	573,000	1,541,370
Simplo Technology, Expires 1/20/15*	514,100	2,353,550
TOTAL WARRANTS
(Cost $4,109,215)		3,894,920

U.S. TREASURY OBLIGATION — 18.3%
United States Treasury Bills
0.010%, 02/27/14(B)
(Cost $8,499,939)	$8,500,000	8,499,813

REPURCHASE AGREEMENTS — 1.1%
Barclays
0.020%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $468,102 (collateralized by U.S. Treasury Bills, ranging in par value $477,314, 0.375%, 01/31/16 with a total market value of $477,463)(C)	468,101	468,101
Deutsche Bank
0.125%, dated 01/31/14, to be repurchased on 02/03/14 repurchase price $24,637 (collateralized by a U.S. Treasury Bills, par value $25,137, 0.125%, 12/31/14 with a total market value of $25,135)(C)	24,637	24,637
TOTAL REPURCHASE AGREEMENTS
(Cost $492,738)		492,738
TOTAL INVESTMENTS — 118.9%
(Cost $54,678,259)††		$55,145,209

Percentages are based on Net Assets of $46,372,448.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $351,758.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $492,738.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $54,678,259, and the unrealized appreciation and depreciation were $8,922,568 and $(8,455,618) respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2014

Global X Lithium ETF

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,257,738	$—	$—	$42,257,738
U.S. Treasury Obligation	—	8,499,813	—	8,499,813
Warrants	3,894,920	—	—	3,894,920
Repurchase Agreements	—	492,738	—	492,738
Total Investments in Securities	$46,152,658	$8,992,551	$—	$55,145,209

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.6%
Basic Materials — 8.6%
Incitec Pivot	402,513	$1,007,463
Nufarm	214,847	729,531
TOTAL AUSTRALIA		1,736,994
CANADA— 9.8%
Basic Materials — 9.8%
Agrium	348	30,343
Agrium ^	11,050	962,455
Potash Corp of Saskatchewan	31,445	984,857
TOTAL CANADA		1,977,655
CHILE— 4.7%
Basic Materials — 4.7%
Sociedad Quimica y Minera de Chile ADR	37,922	944,637
CHINA— 8.0%
Basic Materials — 8.0%
China BlueChemical, Cl H	1,572,916	863,060
Sinofert Holdings	5,128,085	752,984
TOTAL CHINA		1,616,044
GERMANY— 5.4%
Basic Materials — 5.4%
K+S	36,613	1,090,810
ISRAEL— 9.9%
Basic Materials — 9.9%
Israel Chemicals	123,621	1,012,653
The Israel Corp *	1,973	996,096
TOTAL ISRAEL		2,008,749
NETHERLANDS— 5.9%
Industrials — 5.9%
OCI *	25,953	1,204,279
NORWAY— 4.7%
Basic Materials — 4.7%
Yara International	23,309	961,701
RUSSIA— 4.4%
Basic Materials — 4.4%
Uralkali GDR	36,660	885,339
SOUTH KOREA— 2.0%
Basic Materials — 2.0%
Namhae Chemical *	59,448	414,334

Schedule of Investments (Unaudited)	January 31, 2014

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 4.5%
Basic Materials — 4.5%
Syngenta	2,573	$911,256
TAIWAN— 4.5%
Basic Materials — 4.5%
Taiwan Fertilizer	436,382	911,725
TURKEY— 3.4%
Basic Materials — 3.4%
Bagfas Bandirma Gubre Fabrik	22,996	333,659
Gubre Fabrikalari *	237,888	346,214
TOTAL TURKEY		679,873
UNITED STATES— 24.1%
Basic Materials — 24.1%
CF Industries Holdings	4,652	1,073,961
Intrepid Potash *	62,281	915,531
Mosaic	20,837	930,580
Scotts Miracle-Gro, Cl A	17,274	1,025,903
Terra Nitrogen	5,912	929,011
TOTAL UNITED STATES		4,874,986
TOTAL COMMON STOCK
(Cost $26,518,322)		20,218,382
TOTAL INVESTMENTS — 99.9%
(Cost $26,518,322)††		$20,218,382

Percentages are based on Net Assets of $20,233,530.

*	Non-income producing security.
^	Traded on U.S. stock exchange..
††	At January 31, 2014, the tax basis cost of the Fund's investments was $26,518,322, and the unrealized appreciation and depreciation were $805,139 and $(7,105,079) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — 100.8%
AUSTRALIA— 19.6%
Basic Materials — 19.6%
Aquila Resources *	15,297	$32,531
Arrium	113,488	154,441
Atlas Iron	65,184	57,616
Beadell Resources *	76,277	48,397
Cudeco *	10,434	13,332
Energy Resources of Australia *	14,054	15,497
Evolution Mining	42,139	23,602
Independence Group	18,726	54,081
Lynas *	189,603	47,290
Medusa Mining	18,602	31,745
Mount Gibson Iron	50,469	46,376
Northern Star Resources	41,559	32,006
OceanaGold *	19,970	35,478
OZ Minerals	27,300	84,099
Paladin Energy *	67,805	29,966
PanAust	44,320	63,416
Regis Resources	30,100	71,124
Resolute Mining *	61,095	29,140
Sandfire Resources *	8,413	42,777
Silver Lake Resources *	31,493	16,812
St. Barbara *	45,618	12,576
Sundance Resources *	302,496	26,473
Syrah Resources *	6,436	15,489
Western Areas	11,550	26,988
TOTAL AUSTRALIA		1,011,252
BELGIUM— 1.0%
Basic Materials — 1.0%
Nyrstar	12,807	49,228
BRAZIL— 0.1%
Basic Materials — 0.1%
MMX Mineracao e Metalicos *	4,424	6,783
CANADA— 39.3%
Basic Materials — 39.3%
African Barrick Gold	9,300	33,604
Alamos Gold	11,396	104,572
Argonaut Gold *	12,807	57,725
AuRico Gold	22,147	101,655
B2Gold *	58,236	137,518
Barisan Gold *	4,920	1,016
Capstone Mining *	32,152	83,429
Centerra Gold	15,128	58,542
Continental Gold *	9,826	30,790

Schedule of Investments (Unaudited)	January 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Denison Mines *	35,051	$49,095
Detour Gold *	11,853	76,200
Dundee Precious Metals *	9,266	33,195
Endeavour Silver *	8,855	38,431
Fortuna Silver Mines *	12,522	45,310
Gabriel Resources *	19,158	20,298
HudBay Minerals, Cl B	15,452	122,645
IAMGOLD	5,313	19,511
IAMGOLD ^	28,109	102,598
MAG Silver *	4,575	28,097
Nevsun Resources	2,788	10,238
Nevsun Resources ^	15,746	57,630
Novagold Resources *	20,826	60,604
Pan American Silver	13,275	167,265
Premier Gold Mines *	14,844	27,189
Primero Mining *	7,500	42,155
Rio Alto Mining *	14,499	28,380
Rubicon Minerals *^	20,716	26,309
Rubicon Minerals *	3,930	5,011
Sandstorm Gold *	1,240	6,268
Sandstorm Gold *^	7,373	36,939
Seabridge Gold *	3,949	31,710
SEMAFO	24,546	79,120
Sherritt International	25,079	77,461
Silver Standard Resources *	7,269	56,916
Silvercorp Metals	14,868	38,062
Taseko Mines *	16,921	34,688
Thompson Creek Metals *	13,701	35,211
Torex Gold Resources *	54,364	56,133
TOTAL CANADA		2,021,520
CHINA— 1.1%
Basic Materials — 1.1%
Hidili Industry International Development	87,293	11,019
Zhaojin Mining Industry, Cl H	74,500	44,428
TOTAL CHINA		55,447
EGYPT— 1.3%
Basic Materials — 1.3%
Centamin *	92,362	66,959
FINLAND— 0.3%
Basic Materials — 0.3%
Talvivaara Mining *	171,763	15,035

Schedule of Investments (Unaudited)	January 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 2.9%
Basic Materials — 0.8%
China Precious Metal Resources Holdings *	292,400	$42,182
Energy — 2.1%
Shougang Fushan Resources Group	392,236	108,115
TOTAL HONG KONG		150,297
INDONESIA— 0.6%
Basic Materials — 0.6%
Aneka Tambang Persero	357,147	30,128
IRELAND— 1.3%
Basic Materials — 1.3%
Kenmare Resources *	238,919	68,733
JAPAN— 3.6%
Basic Materials — 3.6%
Pacific Metals	12,865	45,834
Toho Zinc	11,447	40,894
UACJ	25,162	99,249
TOTAL JAPAN		185,977
PERU— 0.7%
Basic Materials — 0.7%
Hochschild Mining	15,100	37,917
RUSSIA— 0.3%
Basic Materials — 0.3%
Raspadskaya * (A)	18,627	15,899
SOUTH AFRICA— 4.1%
Basic Materials — 4.1%
Harmony Gold Mining ADR	19,274	55,509
Northam Platinum	19,617	73,532
Sibanye Gold ADR	14,037	80,993
TOTAL SOUTH AFRICA		210,034
TURKEY— 0.8%
Basic Materials — 0.8%
Koza Altin Isletmeleri	3,600	30,655
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	3,900	8,333
TOTAL TURKEY		38,988
UNITED KINGDOM— 2.8%
Basic Materials — 2.8%
African Minerals *	21,533	59,469
Ferrexpo	13,315	33,270
Kazakhmys	9,700	28,399

Schedule of Investments (Unaudited)	January 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Petropavlovsk	18,404	$21,254
TOTAL UNITED KINGDOM		142,392
UNITED STATES— 21.0%
Basic Materials — 21.0%
Alacer Gold	21,616	45,609
Allied Nevada Gold *	8,638	42,412
Alpha Natural Resources *	19,625	111,470
Arch Coal	19,073	80,870
Century Aluminum *	4,850	56,599
Cloud Peak Energy *	5,426	101,629
Coeur d'Alene Mines *	9,120	92,568
First Majestic Silver *	10,104	105,486
Gold Resource	3,411	15,725
Hecla Mining	30,692	92,997
McEwen Mining *	18,229	47,395
Molycorp *	14,148	68,618
RTI International Metals *	2,705	84,180
Stillwater Mining *	11,042	138,467
TOTAL UNITED STATES		1,084,025
TOTAL COMMON STOCK
(Cost $6,458,591)		5,190,614
TOTAL INVESTMENTS — 100.8%
(Cost $6,458,591)††		$5,190,614

Percentages are based on Net Assets of $5,149,187.

*	Non-income producing security.
^	Traded on U.S. stock exchange.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2014 was $15,899 and represents 0.3% of Net Assets.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $6,458,591, and the unrealized appreciation and depreciation were $119,193 and $(1,387,170) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,174,715	$15,899	$—	$5,190,614
Total Investments in Securities	$5,174,715	$15,899	$—	$5,190,614

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1000

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 72.1%
Consumer Goods — 43.4%
ANTA Sports Products (A)	2,466,996	$3,603,356
China Yurun Food Group * (A)	4,292,988	2,526,979
Daphne International Holdings (A)	2,670,524	1,369,005
Dongfeng Motor Group, Cl H	6,146,446	9,072,654
Great Wall Motor, Cl H (A)	1,482,929	6,990,804
Guangzhou Automobile Group, Cl H	7,113,917	7,082,946
Hengan International Group (A)	745,106	8,047,237
Labixiaoxin Snacks Group (A)	1,203,600	785,988
Li Ning * (A)	3,323,469	2,662,611
Shenzhou International Group Holdings	1,533,562	5,283,854
Tingyi Cayman Islands Holding	3,398,918	8,799,589
Tsingtao Brewery, Cl H	1,054,314	7,733,736
Uni-President China Holdings (A)	3,415,761	3,088,519
Want Want China Holdings	6,168,297	8,326,303
		75,373,581
Consumer Services — 28.7%
Air China, Cl H	5,534,928	3,607,349
Ajisen China Holdings	1,681,893	1,986,522
China Southern Airlines, Cl H	5,662,495	1,954,647
Chow Tai Fook Jewellery Group (A)	3,469,679	5,130,467
Ctrip.com International ADR *	101,059	3,992,841
E-Commerce China Dangdang ADR, Cl A * (A)	133,301	1,257,028
Golden Eagle Retail Group (A)	1,668,010	2,277,352
GOME Electrical Appliances Holding (A)	36,799,557	6,398,851
Home Inns & Hotels Management ADR *	52,430	1,797,825
Intime Retail Group (A)	3,218,596	3,233,603
New Oriental Education & Technology Group ADR *	131,701	3,864,107
Parkson Retail Group (A)	4,386,412	1,339,009
Sun Art Retail Group (A)	5,844,400	7,648,201
Wumart Stores, Cl H	1,568,011	2,003,487
Youku.com ADR *	116,093	3,362,053
		49,853,342
TOTAL CHINA		125,226,923
HONG KONG— 27.8%
Consumer Goods — 20.8%
Belle International Holdings, Cl A	6,060,796	6,541,831
Biostime International Holdings (A)	488,700	4,207,939
Bosideng International Holdings (A)	8,945,462	1,624,604
China Agri-Industries Holdings	6,494,056	2,894,128
China Foods * (A)	2,343,013	826,896
China Mengniu Dairy	1,923,926	8,859,110
China Resources Enterprise	2,622,313	7,802,291

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
Skyworth Digital Holdings	6,037,296	$3,304,890
		36,061,689
Consumer Services — 7.0%
China Dongxiang Group	9,054,388	1,761,010
Melco Crown Entertainment ADR (A) *	255,405	10,469,051
		12,230,061
TOTAL HONG KONG		48,291,750
TOTAL COMMON STOCK
(Cost $190,991,593)		173,518,673

REPURCHASE AGREEMENTS — 21.3%
Barclays
0.020%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $35,177,440 (collateralized by U.S. Treasury Bills, par value $35,869,705, 0.375%, 01/31/16 with a total market value of $35,880,932) (B)	$35,177,381	35,177,381
Deutsche Bank
0.010%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $1,851,443 (collateralized by U.S. Treasury Bills, par value $1,889,029, 0.125%, 12/31/14 with a total market value of $1,888,651) (B)	1,851,441	1,851,441
TOTAL REPURCHASE AGREEMENTS
(Cost $37,028,822)		37,028,822
TOTAL INVESTMENTS — 121.2%
(Cost $228,020,415)††		$210,547,495

Percentages are based on Net Assets of $173,688,517.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $33,264,812.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $37,028,822.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $228,020,415 and the unrealized appreciation and depreciation were $15,728,044 and $(33,200,964) respectively.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Consumer ETF

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$173,518,673	$—	$—	$173,518,673
Repurchase Agreements	—	37,028,822	—	37,028,822
Total Investments in Securities	$173,518,673	$37,028,822	$—	$210,547,495

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 55.7%
Energy — 43.0%
Anton Oilfield Services Group	49,028	$31,322
China Coal Energy, Cl H	224,791	112,341
China Longyuan Power Group, Cl H	169,576	204,003
China Oilfield Services, Cl H	78,956	211,531
China Petroleum & Chemical, Cl H	555,097	441,858
China Shenhua Energy, Cl H	66,140	170,806
Daqo New Energy ADR *	351	13,871
Hanwha SolarOne ADR *	4,552	12,154
JA Solar Holdings ADR *	1,876	17,297
JinkoSolar Holding ADR *	1,345	39,207
LDK Solar ADR *	6,985	7,613
PetroChina, Cl H	380,613	368,171
ReneSola ADR *	4,166	13,748
Tianneng Power International	31,115	13,787
Trina Solar ADR *	2,193	32,566
Yanzhou Coal Mining, Cl H	101,775	76,556
Yingli Green Energy Holding ADR *	4,893	29,798
		1,796,629
Oil & Gas — 5.4%
ENN Energy Holdings	34,961	226,730
Utilities — 7.3%
Datang International Power Generation, Cl H	152,512	60,897
Huadian Power International, Cl H	77,061	32,159
Huaneng Power International, Cl H	175,121	162,855
Huaneng Renewables, Cl H	126,500	52,791
		308,702
TOTAL CHINA		2,332,061
HONG KONG— 44.1%
Energy — 23.5%
Beijing Enterprises Holdings	27,173	230,997
China Gas Holdings	87,137	121,887
CNOOC	213,885	336,098
Kunlun Energy	136,405	226,293
Shougang Fushan Resources Group	235,815	65,000
		980,275
Oil & Gas — 2.0%
China Oil & Gas Group	219,600	37,336
Shunfeng Photovoltaic International *	27,000	21,005
Xinjiang Goldwind Science & Technology, Cl H *	25,200	26,876
		85,217

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 18.6%
China Power International Development	136,484	$45,883
China Resources Gas Group	45,900	142,481
China Resources Power Holdings	85,601	203,093
GCL-Poly Energy Holdings *	598,411	203,483
Hong Kong & China Gas	89,125	183,443
		778,383
TOTAL HONG KONG		1,843,875
TOTAL COMMON STOCK
(Cost $4,089,810)		4,175,936
TOTAL INVESTMENTS — 99.8%
(Cost $4,089,810)††		$4,175,936

Percentages are based on Net Assets of $4,182,880.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $4,089,810, and the unrealized appreciation and depreciation were $763,906 and $(677,780), respectively.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 80.0%
Financials — 72.0%
Agricultural Bank of China, Cl H	4,256,088	$1,858,386
Bank of China, Cl H	9,085,434	3,850,058
Bank of Communications, Cl H	2,713,471	1,764,990
China Citic Bank, Cl H	1,743,752	842,251
China Construction Bank, Cl H	5,435,726	3,773,740
China Life Insurance, Cl H	757,740	2,069,101
China Merchants Bank, Cl H	1,007,834	1,781,020
China Minsheng Banking, Cl H	1,088,913	1,072,952
China Pacific Insurance Group, Cl H	445,912	1,625,404
Chongqing Rural Commercial Bank, Cl H	556,867	235,979
CITIC Securities, Cl H	221,896	512,169
E-House China Holdings ADR	22,211	270,530
Industrial & Commercial Bank of China, Cl H	5,994,637	3,713,929
PICC Property & Casualty, Cl H	922,742	1,247,944
Ping An Insurance Group of China, Cl H	265,407	2,150,249
Sino-Ocean Land Holdings	1,148,321	618,252
SOHO China	338,059	269,096
		27,656,050
Real Estate — 8.0%
Agile Property Holdings	273,012	251,076
Country Garden Holdings	951,093	521,865
Evergrande Real Estate Group	1,302,661	521,816
Greentown China Holdings	132,593	190,253
Guangzhou R&F Properties	216,593	287,348
Longfor Properties	263,638	365,381
Shimao Property Holdings	273,404	597,250
Shui On Land	1,042,101	331,537
		3,066,526
TOTAL CHINA		30,722,576
HONG KONG— 19.8%
Financials — 18.4%
Cheung Kong Holdings	125,100	1,851,412
China Everbright	189,841	257,236
China Overseas Land & Investment	635,066	1,713,675
China Resources Land	411,808	969,609
Franshion Properties China	658,258	211,116
Haitong Securities, Cl H	282,000	414,075
Hopson Development Holdings *	132,461	123,183
KWG Property Holding	253,847	132,093
New China Life Insurance, Cl H *	147,011	437,409
People's Insurance Group of China, Cl H	900,600	390,920
Shenzhen Investment	477,345	170,924

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sunac China Holdings	317,900	$191,629
Yuexiu Property	1,037,545	212,486
		7,075,767
Real Estate — 1.4%
China Taiping Insurance Holdings *	175,230	306,502
Poly Property Group	446,507	213,367
		519,869
TOTAL HONG KONG		7,595,636
TOTAL COMMON STOCK
(Cost $41,961,551)		38,318,212
TOTAL INVESTMENTS — 99.8%
(Cost $41,961,551)††		$38,318,212

Percentages are based on Net Assets of $38,393,088.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $41,961,551, and the unrealized appreciation and depreciation were $180,286 and $(3,823,625) respectively.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 75.2%
Industrials — 75.2%
Anhui Conch Cement, Cl H	56,637	$219,580
BYD, Cl H *	40,044	190,838
China Communications Construction, Cl H	240,783	175,537
China COSCO Holdings, Cl H	251,462	105,912
China Lesso Group Holdings	91,345	56,592
China National Building Material, Cl H	198,017	191,289
China National Materials	119,246	23,192
China Railway Construction, Cl H	183,911	153,737
China Railway Group, Cl H	360,868	160,359
China Rongsheng Heavy Industry Group *	272,318	47,352
China Shanshui Cement Group	190,052	62,667
China Shipping Container Lines, Cl H *	365,452	86,140
China Shipping Development, Cl H	116,044	69,503
China South Locomotive and Rolling Stock	187,313	136,556
China Zhongwang Holdings *	123,608	36,778
Dongfang Electric, Cl H	30,543	42,251
First Tractor, Cl H	45,541	29,915
Guangshen Railway, Cl H	139,488	60,367
Haitian International Holdings	62,096	134,689
Harbin Power Equipment, Cl H	56,771	31,516
Hollysys Automation Technologies *	3,600	60,732
Jiangsu Expressway, Cl H	119,079	150,310
Metallurgical Corp of China, Cl H *	257,441	45,428
Sany Heavy Equipment International Holdings	90,894	23,649
Shanghai Electric Group, Cl H	272,051	86,902
Weichai Power, Cl H	47,359	180,559
Yangzijiang Shipbuilding Holdings	186,443	167,934
Zhejiang Expressway, Cl H	139,700	125,596
Zhuzhou CSR Times Electric, Cl H	44,393	137,802
TOTAL CHINA		2,993,682
HONG KONG— 24.6%
Industrials — 24.6%
AviChina Industry & Technology, Cl H	192,300	112,450
Beijing Capital International Airport, Cl H	142,771	108,681
Chaowei Power Holdings	50,300	25,851
China High Speed Transmission Equipment Group *	90,750	54,821
China International Marine Containers Group, Cl H	42,800	99,340
China Resources Cement Holdings	170,241	116,435
CITIC Resources Holdings *	247,741	30,314
Shanghai Industrial Holdings	56,799	189,116
Shenzhen International Holdings	759,325	98,781

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sunny Optical Technology Group	55,864	$45,691
Zoomlion Heavy Industry Science and Technology	122,700	99,882
TOTAL HONG KONG		981,362
TOTAL COMMON STOCK
(Cost $5,132,749)		3,975,044
TOTAL INVESTMENTS — 99.8%
(Cost $5,132,749)††		$3,975,044

Percentages are based on Net Assets of $3,983,116.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $5,132,749, and the unrealized appreciation and depreciation were $448,054 and $(1,605,759) respectively.

Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 66.1%
Basic Materials — 66.1%
Aluminum Corp of China, Cl H *	285,299	$102,525
Angang Steel, Cl H *	138,484	88,116
BBMG, Cl H	142,100	111,648
China BlueChemical	165,329	90,716
China Hongqiao Group	122,582	76,576
China Molybdenum, Cl H	165,088	69,107
China Rare Earth Holdings *	153,738	21,188
Dongyue Group	149,557	52,974
Fosun International *	117,200	126,502
Hidili Industry International Development *	127,116	16,046
Hunan Non-Ferrous Metal, Cl H *	203,987	63,846
Jiangxi Copper, Cl H	53,541	96,823
Maanshan Iron & Steel, Cl H	240,025	58,431
Real Gold Mining (A) (B) *	97,864	11,168
Sinofert Holdings	244,130	35,847
Sinopec Shanghai Petrochemical, Cl H	404,410	114,596
Sinopec Yizheng Chemical Fibre, Cl H	290,614	53,153
Yongye International *	4,287	28,166
Zhaojin Mining Industry	109,244	65,149
Zijin Mining Group, Cl H	447,649	96,866
TOTAL CHINA		1,379,443
HONG KONG— 31.5%
Basic Materials — 31.5%
China Lumena New Materials	462,350	82,182
China Precious Metal Resources Holdings *	469,200	67,686
Citic Pacific	73,400	91,705
Fufeng Group	123,844	48,174
Kingboard Chemical Holdings	41,100	92,324
Kingboard Laminates Holdings	149,828	55,772
North Mining Shares, Cl C *	1,176,456	49,248
Shougang Concord International Enterprises	853,924	42,345
West China Cement	354,300	41,528
Yingde Gases	98,049	86,382
TOTAL HONG KONG		657,346

Schedule of Investments (Unaudited)	January 31, 2014

Global X China Materials ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 2.3%
Basic Materials — 2.3%
Midas Holdings	133,266	$48,014
TOTAL COMMON STOCK
(Cost $2,756,557)		2,084,803
TOTAL INVESTMENTS — 99.9%
(Cost $2,756,557)††		$2,084,803

Percentages are based on Net Assets of $2,086,626.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2014 was $11,168 and represented 0.5% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2014, was $11,168 and represents 0.5% of net assets.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $2,756,557, and the unrealized appreciation and depreciation were $53,742 and $(725,496) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,073,635	$—	$11,168	$2,084,803
Total Investments in Securities	$2,073,635	$—	$11,168	$2,084,803

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 82.2%
Technology — 82.2%
21Vianet Group ADR *	34,007	$767,538
AutoNavi Holdings ADR *	9,057	141,289
Baidu ADR *	7,429	1,162,638
BYD Electronic International	634,104	314,447
China Communications Services, Cl H	711,421	384,859
Coolpad Group	1,272,402	686,695
FIH Mobile *	1,232,859	614,540
Kingdee International Software Group *	1,425,537	537,987
Lenovo Group	1,044,080	1,352,874
NetEase ADR *	8,613	645,716
Pactera Technology International ADR *	16,573	118,663
Qihoo 360 Technology ADR *	15,178	1,534,192
Semiconductor Manufacturing International *	7,492,217	762,366
SINA *	16,057	1,046,756
Sohu.com *	9,179	668,048
Tencent Holdings	21,381	1,496,764
Travelsky Technology, Cl H	262,335	275,384
YY ADR *	12,276	777,071
ZTE, Cl H	277,237	573,485
TOTAL CHINA		13,861,312
HONG KONG— 17.8%
Technology — 17.8%
ASM Pacific Technology	74,820	701,576
Comba Telecom Systems Holdings *	349,552	119,762
Digital China Holdings	529,824	519,328
Ju Teng International Holdings	703,944	468,764
TPV Technology	627,195	130,063
VODone *	2,642,031	496,840
VTech Holdings	46,351	560,597
TOTAL HONG KONG		2,996,930
TOTAL COMMON STOCK
(Cost $14,426,966)		16,858,242
TOTAL INVESTMENTS — 100.0%
(Cost $14,426,966)††		$16,858,242

Percentages are based on Net Assets of $16,855,690.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $14,426,966, and the unrealized appreciation and depreciation were $2,889,928 and $(458,652) respectively.

Schedule of Investments (Unaudited)	January 31, 2014

Global X NASDAQ China Technology ETF

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 17.0%
Consumer Goods — 5.0%
Astra International	1,923,231	$1,012,020
Gudang Garam	56,060	192,376
Unilever Indonesia	111,496	260,705
		1,465,101
Financials — 7.7%
Bank Central Asia	1,173,256	953,691
Bank Mandiri	893,360	636,546
Bank Rakyat Indonesia Persero	1,029,060	701,632
		2,291,869
Telecommunications — 3.0%
Telekomunikasi Indonesia ADR	24,417	885,605
Utilities — 1.3%
Perusahaan Gas Negara	1,020,939	398,843
TOTAL INDONESIA		5,041,418
MALAYSIA— 25.8%
Basic Materials — 1.8%
Petronas Chemicals Group	275,724	547,905
Consumer Goods — 1.5%
IOI	356,093	446,912
Consumer Services — 2.2%
Genting	212,215	659,506
Financials — 9.2%
CIMB Group Holdings	466,497	964,637
Malayan Banking	412,064	1,185,769
Public Bank	101,429	578,902
		2,729,308
Industrials — 2.8%
Sime Darby	308,822	829,616
Oil & Gas — 1.8%
Petronas Gas	75,739	529,143
Telecommunications — 4.9%
Axiata Group	476,928	934,902
Maxis	251,306	523,413
		1,458,315
Utilities — 1.6%
Tenaga Nasional	133,855	471,982
TOTAL MALAYSIA		7,672,687
PHILIPPINES— 3.3%
Consumer Services — 1.6%
SM Investments	30,447	473,299

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.7%
Philippine Long Distance Telephone ADR	8,378	$499,161
TOTAL PHILIPPINES		972,460
SINGAPORE— 39.1%
Consumer Goods — 1.7%
Wilmar International	201,421	492,214
Consumer Services — 4.2%
Genting Singapore	582,045	629,115
Jardine Cycle & Carriage	9,517	260,893
Singapore Airlines	48,273	362,591
		1,252,599
Financials — 21.4%
CapitaLand	242,788	524,844
DBS Group Holdings	167,544	2,161,308
Oversea-Chinese Banking	261,408	1,904,127
United Overseas Bank	112,962	1,769,524
		6,359,803
Industrials — 1.5%
Singapore Technologies Engineering	148,545	440,952
Oil & Gas — 3.7%
Keppel	136,507	1,111,943
Telecommunications — 6.6%
Singapore Telecommunications	706,134	1,952,342
TOTAL SINGAPORE		11,609,853
THAILAND— 14.6%
Consumer Services — 1.7%
CP ALL	421,463	501,134
Financials — 5.0%
Bangkok Bank	45,601	236,915
Kasikornbank	111,618	574,828
Siam Commercial Bank	148,771	671,520
		1,483,263
Industrials — 1.2%
Siam Cement	28,736	353,433
Oil & Gas — 4.3%
PTT	81,714	683,219
PTT Exploration & Production	133,080	616,820
		1,300,039
Telecommunications — 2.4%
Advanced Info Service	113,671	719,698
TOTAL THAILAND		$4,357,567
TOTAL COMMON STOCK
(Cost $34,403,113)		29,653,985

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE ASEAN 40 ETF

	Number of Warrants	Value
WARRANTS — 0.3%
Malaysia — 0.3%
Genting Berhad
Strike Price $7.96, Expires 12/18/18 *	78,928	68,869
TOTAL WARRANTS
(Cost $35,972)		68,869
TOTAL INVESTMENTS — 100.1%
(Cost $34,439,085)††		$29,722,854

Percentages are based on Net Assets of $29,705,537.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $34,439,085, and the unrealized appreciation and depreciation were $726,578 and $(5,442,809) respectively.

ADR — American Depositary Receipt

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 96.7%
CHILE— 49.8%
Basic Materials — 6.0%
CAP	6,581	$96,141
Empresas CMPC	132,065	279,148
Sociedad Quimica y Minera de Chile ADR	8,203	204,337
		579,626
Consumer Goods — 2.3%
Cia Cervecerias Unidas ADR	6,713	143,658
Embotelladora Andina ADR, Cl B	3,628	80,868
		224,526
Consumer Services — 10.5%
Cencosud	101,487	287,128
Latam Airlines Group ADR	29,322	407,576
SACI Falabella	41,674	326,237
		1,020,941
Financials — 11.1%
Banco de Chile ADR	5,524	404,633
Banco de Credito e Inversiones	3,731	199,824
Banco Santander Chile ADR	13,575	264,441
Corpbanca ADR	9,457	155,946
Parque Arauco	36,500	62,365
		1,087,209
Oil & Gas — 4.0%
Empresas COPEC	32,975	385,504
Technology — 0.8%
Sonda	41,010	80,437
Telecommunications — 1.2%
ENTEL Chile	9,595	115,461
Utilities — 13.9%
AES Gener	213,400	105,613
Aguas Andinas, Cl A	255,171	163,098
Colbun	620,224	136,078
E.CL	46,454	56,342
Empresa Nacional de Electricidad ADR	10,073	388,616
Enersis ADR	32,991	437,790
Inversiones Aguas Metropolitanas	40,600	65,387
		1,352,924
TOTAL CHILE		4,846,628
COLOMBIA— 34.5%
Consumer Goods — 5.2%
Almacenes Exito	20,554	270,189
Grupo Nutresa	19,840	232,263
		502,452
Financials — 8.6%
BanColombia ADR	7,923	348,137

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Financiera Colombiana	9,167	$161,429
Financiera Colombiana (Pro Rata) *	252	4,313
Grupo de Inversiones Suramericana	21,677	330,113
		843,992
Industrials — 4.4%
Cementos Argos	37,460	154,788
Grupo Argos	30,676	273,903
		428,691
Oil & Gas — 12.7%
Ecopetrol ADR	23,026	788,871
Pacific Rubiales Energy ^	29,453	447,712
		1,236,583
Utilities — 3.6%
Empresa de Energia de Bogota	175,878	116,471
Interconexion Electrica	31,980	117,708
Isagen	78,300	114,192
		348,371
TOTAL COLOMBIA		3,360,089

PERU— 12.4%
Basic Materials — 7.0%
Cia de Minas Buenaventura ADR	19,719	244,516
Southern Copper	15,732	440,181
		684,697
Financials — 5.4%
Credicorp	1,056	138,969
Credicorp Ltd.†	2,942	388,109
		527,078
TOTAL PERU		1,211,775
TOTAL COMMON STOCK
(Cost $12,757,664)		9,418,492

PREFERRED STOCK — 3.0%

COLOMBIA— 3.0%
Financials — 2.0%
Banco Davivienda	8,995	95,486
Grupo Aval Acciones y Valores	167,971	96,653
		192,139
Industrials — 1.0%
Grupo Argos	11,260	101,545
TOTAL PREFERRED STOCK
(Cost $329,990)		293,684
TOTAL INVESTMENTS — 99.7%
(Cost $13,087,654)††		$9,712,176

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Andean 40 ETF

Percentages are based on Net Assets of $9,737,635.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
†	Security traded on the New York Stock Exchange.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $13,087,654, and the unrealized appreciation and depreciation were $68,266 and $(3,443,744) respectively.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK — 88.3%
COLOMBIA— 88.3%
Consumer Goods — 9.5%
Almacenes Exito	313,635	$4,122,836
Fabricato *	8,922,000	61,961
Grupo Nutresa	352,055	4,121,432
		8,306,229
Financials — 30.2%
Banco de Bogota	141,800	4,670,571
BanColombia ADR	224,816	9,878,415
Bolsa de Valores de Colombia	44,818,746	482,442
Celsia ESP	863,914	2,181,292
Financiera Colombiana	229,786	4,046,481
Financiera Colombiana (Pro Rata) *	8,994	153,921
Grupo de Inversiones Suramericana	334,439	5,093,085
Interbolsa (C) (D) *	1,320,603	6,420
		26,512,627
Industrials — 13.1%
Cementos Argos	1,004,643	4,151,283
Cemex Latam Holdings *	488,112	3,268,729
Grupo Argos	460,463	4,111,430
		11,531,442
Oil & Gas — 23.5%
Canacol Energy *	252,643	1,578,806
Ecopetrol ADR (B)	353,831	12,122,250
Pacific Rubiales Energy ^	454,458	6,908,170
		20,609,226
Utilities — 12.0%
Empresa de Energia de Bogota	5,375,908	3,560,071
Interconexion Electrica	973,162	3,581,910
Isagen	2,393,941	3,491,294
		10,633,275
TOTAL COMMON STOCK
(Cost $97,173,901)		77,592,799

PREFERRED STOCK — 11.7%
COLOMBIA— 11.7%
Consumer Services — 0.7%
Avianca Holdings	286,716	579,569
Financials — 9.3%
Banco Davivienda	294,784	3,129,272
Grupo Aval Acciones y Valores	5,128,865	2,951,243
Grupo de Inversiones Suramericana	133,389	2,064,430
		8,144,945

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Colombia 20 ETF

	Shares/ Face Amount	Value
PREFERRED STOCK — continued
Industrials — 1.7%
Grupo Argos	169,137	$1,525,310
TOTAL PREFERRED STOCK
(Cost $10,870,928)		10,249,824

U.S. TREASURY OBLIGATION — 14.8%
United States Treasury Bills
0.010%, 02/27/14(A)
(Cost $12,999,906)	$13,000,000	12,999,714

TOTAL INVESTMENTS — 114.8%
(Cost $121,044,735)††		$100,842,337

Percentages are based on Net Assets of $87,814,219.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $4,627,578. These securities are collateralized by cash in the amount of $4,759,400, which is held at Citibank.
(C)	Securities considered illiquid. The total value of such securities as of January 31, 2014 was $6,420 and represented 0.01% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2014, was $6,420 and represents 0.01% of net assets.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $121,044,735, and the unrealized appreciation and depreciation were $4,280,480 and $(24,482,878) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$77,586,379	$—	$6,420	$77,592,799
Preferred Stock	10,249,824	—	—	10,249,824
U.S. Treasury Obligation	—	12,999,714	—	12,999,714
Total Investments in Securities	$87,836,203	$12,999,714	$6,420	$100,842,337

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 88.1%
BRAZIL— 88.1%
Basic Materials — 9.7%
Cia Siderurgica Nacional ADR	99,130	$458,972
Fibria Celulose ADR *	33,920	378,887
		837,859
Consumer Goods — 11.6%
Cia Hering	8,813	97,871
Cosan, Cl A	11,615	134,269
Cosan Industria e Comercio	6,849	102,001
Hypermarcas	24,427	154,361
JBS	66,343	232,300
M Dias Branco	2,900	99,152
Natura Cosmeticos	12,056	196,183
		1,016,137
Consumer Services — 10.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	9,180	351,319
Kroton Educacional	16,200	247,573
Localiza Rent a Car	9,800	123,858
Lojas Renner	8,215	188,691
		911,441
Financials — 12.5%
BM&F Bovespa	117,571	467,215
BR Malls Participacoes	28,411	178,948
CETIP - Mercados Organizados	14,964	143,238
Cyrela Brazil Realty Empreendimentos e Participacoes	18,079	106,979
Multiplan Empreendimentos Imobiliarios	5,818	105,138
Porto Seguro	7,109	82,925
		1,084,443
Industrials — 7.7%
All America Latina Logistica	31,762	86,997
Duratex *	18,533	91,004
EcoRodovias Infraestrutura e Logistica	14,519	74,001
Embraer ADR	7,758	238,093
WEG	15,881	180,313
		670,408
Telecommunications — 9.0%
Tim Participacoes ADR	29,972	780,171
Utilities — 27.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	42,809	390,846
Cia Energetica de Minas Gerais ADR	45,660	263,458
Cia Paranaense de Energia ADR	6,397	73,310
CPFL Energia ADR	32,227	475,026
EDP - Energias do Brasil	16,650	66,579
Tractebel Energia	14,460	206,721

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Mid Cap ETF

	Shares/Face Amount/Number of Warrants	Value
COMMON STOCK — continued
Utilities — continued
Transmissora Alianca de Energia Eletrica	5,900	$43,323
Ultrapar Participacoes ADR	37,195	820,150
		2,339,413
TOTAL COMMON STOCK
(Cost $8,635,775)		7,639,872

PREFERRED STOCK — 10.5%
BRAZIL— 10.5%
Basic Materials — 2.8%
Braskem	10,300	79,301
Metalurgica Gerdau	18,750	166,425
		245,726
Consumer Services — 1.7%
Lojas Americanas	24,395	148,599
Financials — 1.5%
Bradespar	14,403	133,093
Industrials — 1.8%
Klabin	30,300	154,937
Telecommunications — 1.5%
Oi	74,825	127,951
Utilities — 1.2%
Cia Energetica de Sao Paulo	10,864	103,857
TOTAL PREFERRED STOCK
(Cost $1,451,927)		914,163

CORPORATE OBLIGATIONS — 1.2%
Hypermarcas
11.300%, 10/15/18 (A) (B)	$59,000	24,853
3.000%, 10/15/15 (A) (B)	59,000	24,853
Marfrig Alimentos, Convertible
1.040%, 07/15/15 (A) (B) (C)	12	50,407
TOTAL CORPORATE OBLIGATIONS
(Cost $141,511)		100,113

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15 (A) (B)*	59	—
TOTAL WARRANTS
(Cost $-)		—
TOTAL INVESTMENTS — 99.8%
(Cost $10,229,213)††		$8,654,148

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Mid Cap ETF

Percentages are based on Net Assets of $8,669,162.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2014 was $100,113 and represented 1.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2014, was $100,113 and represents 1.2% of net assets.
(C)	Floating rate security. Rate disclosed is the rate in effect on January 31, 2014.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $10,229,213, and the unrealized appreciation and depreciation were $475,284 and $(2,050,349) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,639,872	$—	$—	$7,639,872
Preferred Stock	914,163	—	—	914,163
Corporate Obligations	—	—	100,113	100,113
Warrants	—	—	—	—
Total Investments in Securities	$8,554,035	$—	$100,113	$8,654,148

(1) The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of January 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at 1/31/14	Valuation Technique(s)	Unobservable Input	Discount percentage Range
Corporate Obligations	$100,113	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0 to 75%

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in
	Corporate	Investments in
	Obligations	Warrants

Beginning Balance as of November 1, 2013	$107,847	$-
Change in unrealized appreciation/(depreciation)	(7,734)	-
Ending Balance as of January 31, 2014	$100,113	$-

Amounts designated as “–“ are either $0 or have been rounded to $0.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 92.1%
BRAZIL— 92.1%
Consumer Goods — 58.9%
AMBEV ADR	96,837	$633,314
Arezzo Industria e Comercio *	21,403	230,593
BRF ADR	31,883	563,691
Cia Hering	51,821	575,491
Cosan, Cl A	48,505	560,718
Cosan Industria e Comercio	37,811	563,111
Gafisa ADR *	109,988	280,469
Grendene	39,541	262,159
Hypermarcas	88,407	558,668
JBS	202,770	710,000
M Dias Branco *	16,128	551,423
Marfrig Alimentos *	114,407	197,217
Natura Cosmeticos	39,751	646,855
Sao Martinho	23,777	243,755
SLC Agricola	21,853	162,998
Souza Cruz	70,392	616,340
Technos	31,521	185,083
		7,541,885
Consumer Services — 33.2%
Anhanguera Educacional Participacoes	111,220	585,308
B2W Cia Digital *	30,409	293,474
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	14,529	556,025
Gol Linhas Aereas Inteligentes ADR *	48,476	190,511
International Meal Holdings *	23,560	171,337
Localiza Rent a Car	50,353	636,389
Lojas Renner	26,415	606,727
Marisa Lojas	23,861	156,222
Multiplus	22,260	238,904
Raia Drogasil *	93,979	565,840
Restoque Comercio e Confeccoes de Roupas	47,947	104,308
Rossi Residencial *	157,500	127,266
		4,232,311
TOTAL COMMON STOCK
(Cost $14,112,655)		11,774,196

PREFERRED STOCK — 7.8%
BRAZIL— 7.8%
Consumer Goods — 2.2%
Alpargatas	55,301	288,736

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Consumer ETF

	Shares/Face Amount/ Number of Warrants/ Number of Rights	Value
PREFERRED STOCK — continued
Consumer Services — 5.6%
Lojas Americanas	104,163	$634,495
Saraiva Livreiros Editores	9,193	76,188
		710,683
TOTAL PREFERRED STOCK
(Cost $1,010,618)		999,419
CORPORATE OBLIGATIONS — 0.8%
Hypermarcas
11.300%, 10/15/18 (A) (B)	$84,000	35,384
3.000%, 10/15/15 (A) (B)	84,000	35,384
Marfrig Alimentos, Convertible
1.040%, 07/15/15(A) (B) (C)
(Cost $35,153)	6	25,188
TOTAL CORPORATE OBLIGATIONS
(Cost $136,027)		95,956
WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price, Expires 10/15/15 (A) (B)*	84	—
TOTAL WARRANTS
(Cost $-)		—
RIGHTS — 0.0%
Brazil — 0.0%
Marfrig Frigorificos, 02/21/14 *	47	—
TOTAL RIGHTS
(Cost $-)		—
TOTAL INVESTMENTS — 100.7%
(Cost $15,259,300)††		$12,869,571

Percentages are based on Net Assets of $12,782,543.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2014 was $95,956 and represented 0.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2014, was $95,956 and represents 0.8% of net assets.
(C)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2014.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $15,259,300, and the unrealized appreciation and depreciation were $985,834 and $(3,375,563) respectively.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$11,774,196	$—	$—	$11,774,196
Preferred Stock	999,419	—	—	999,419
Corporate Obligations	—	—	95,956	95,956
Warrants	—	—	—	—
Rights	—	—	—	—
Total Investments in Securities	$12,773,615	$—	$95,956	$12,869,571

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

As of January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “–“ are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Financials ETF

	Shares	Value
COMMON STOCK — 96.8%
BRAZIL— 96.8%
Financials — 96.8%
Banco Bradesco ADR	16,292	$171,555
Banco do Brasil	9,153	79,232
Banco Santander Brasil ADR	37,613	171,891
BB Seguridade Participacoes	10,200	95,945
BM&F Bovespa	20,566	81,727
BR Malls Participacoes	12,074	76,049
BR Properties	12,974	90,964
Brasil Brokers Participacoes	6,834	14,386
Brasil Insurance Participacoes e Administracao	4,200	32,980
Brookfield Incorporacoes *	14,083	7,703
CETIP - Mercados Organizados	9,954	95,281
Cielo	3,688	98,174
Cyrela Brazil Realty Empreendimentos e Participacoes	12,185	72,103
Even Construtora e Incorporadora	10,629	31,536
Ez Tec Empreendimentos e Participacoes	2,385	26,674
Grupo BTG Pactual	8,537	89,147
Iguatemi Empresa de Shopping Centers	2,744	22,787
Itau Unibanco Holding ADR	15,242	186,562
LPS Brasil Consultoria de Imoveis	2,900	15,141
MRV Engenharia e Participacoes	14,869	50,832
Multiplan Empreendimentos Imobiliarios	3,788	68,453
PDG Realty Empreendimentos e Participacoes *	63,722	44,096
Porto Seguro	4,511	52,620
Rossi Residencial *	17,074	13,796
Sul America	15,610	86,031
TOTAL COMMON STOCK
(Cost $2,647,671)		1,775,665

PREFERRED STOCK — 3.4%

BRAZIL— 3.4%
Financials — 3.4%
Banco ABC Brasil*	2,699	13,342
Banco do Estado do Rio Grande do Sul*	8,358	36,366
Banco Panamericano*	7,871	12,883
TOTAL PREFERRED STOCK
(Cost $107,973)		62,591
TOTAL INVESTMENTS — 100.2%
(Cost $2,755,644)††		$1,838,256

Percentages are based on Net Assets of $1,834,455.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $2,755,644, and the unrealized appreciation and depreciation were $54,536 and $(971,924) respectively.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Brazil Financials ETF

ADR — American Depositary Receipt

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Argentina 20 ETF

	Shares	Value
COMMON STOCK — 100.1%
ARGENTINA— 77.1%
Basic Materials — 22.9%
Tenaris ADR	33,355	$1,483,630
Consumer Goods — 2.4%
Cresud SACIF y A ADR	17,756	152,524
Consumer Services — 19.6%
Arcos Dorados Holdings, Cl A	29,943	265,295
MercadoLibre	10,424	1,005,812
		1,271,107
Financials — 11.5%
Banco Macro ADR *	12,667	230,286
BBVA Banco Frances ADR *	22,153	128,930
Grupo Financiero Galicia ADR	30,868	245,401
IRSA Inversiones y Representaciones ADR	14,682	142,856
		747,473
Oil & Gas — 14.4%
Petrobras Argentina ADR *	39,317	185,183
Transportadora de Gas del Sur ADR	20,673	38,245
YPF ADR	31,980	709,636
		933,064
Telecommunications — 4.3%
Telecom Argentina ADR *	18,510	282,093
Utilities — 2.0%
Pampa Energia ADR *	31,020	128,733
TOTAL ARGENTINA		4,998,624
CANADA— 16.8%
Basic Materials — 16.8%
Goldcorp	13,549	337,235
Pan American Silver	19,220	242,172
Silver Standard Resources *	25,496	199,634
Yamana Gold	32,828	307,598
TOTAL CANADA		1,086,639
CHILE— 3.4%
Consumer Services — 3.4%
Cencosud	78,849	223,080
UNITED STATES— 2.8%
Basic Materials — 1.6%
McEwen Mining *	38,285	99,541
Oil & Gas — 1.2%
Apco Oil and Gas International *	5,559	78,326

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Argentina 20 ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$177,867
TOTAL COMMON STOCK
(Cost $7,110,687)	6,486,210
TOTAL INVESTMENTS — 100.1%
(Cost $7,110,687)††	$6,486,210

Percentages are based on Net Assets of $6,482,199.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $7,110,687, and the unrealized appreciation and depreciation were $240,799 and $(865,276) respectively.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Greece 20 ETF

	Shares	Value

COMMON STOCK — 100.0%
CYPRUS— 0.1%
Financials — 0.1%
Bank of Cyprus (A) (B) *	3,387,287	$94,567
GREECE— 99.9%
Basic Materials — 3.7%
Mytilineos Holdings	734,825	5,758,087
Consumer Goods — 23.9%
Coca-Cola HBC	895,509	23,745,393
Coca-Cola HBC ADR	213,250	5,629,800
JUMBO	466,433	7,926,436
		37,301,629
Consumer Services — 14.0%
Folli Follie *	219,167	6,606,490
OPAP	1,184,425	15,255,592
		21,862,082
Financials — 19.5%
Alpha Bank AE *	8,676,981	7,840,822
Eurobank Properties Real Estate Investment *	207,305	2,110,937
Marfin Investment Group Holdings	4,433,290	2,529,209
National Bank of Greece ADR	2,111,970	9,440,506
Piraeus Bank *	3,640,200	8,493,554
		30,415,028
Industrials — 11.0%
Ellaktor *	924,247	4,188,374
Metka	230,061	3,661,366
Piraeus Port Authority	57,816	1,364,596
Titan Cement *	277,016	7,434,916
Viohalco *	109,014	551,355
		17,200,607
Oil & Gas — 7.5%
Hellenic Petroleum	622,469	6,036,216
Motor Oil Hellas Corinth Refineries	490,374	5,648,114
		11,684,330
Telecommunications — 12.9%
Hellenic Telecommunications Organization	1,382,338	20,135,209
Utilities — 7.4%
Athens Water Supply & Sewage	283,591	2,903,036
Public Power	513,570	6,857,297
Terna Energy	310,348	1,737,061
		11,497,394

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Greece 20 ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL GREECE		$155,854,366
TOTAL COMMON STOCK
(Cost $142,794,118)		155,948,933

U.S. TREASURY OBLIGATION — 12.8%
United States Treasury Bills
0.010%, 02/27/14(C)
(Cost $19,999,856)	$20,000,000	19,999,560
TOTAL INVESTMENTS — 112.8%
(Cost $162,793,974)††		$175,948,493

Percentages are based on Net Assets of $156,001,757.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2014 was $94,567 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2014, was $94,567 and represents 0.1% of net assets.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $162,793,974, and the unrealized appreciation and depreciation were $18,279,379 and $(5,124,860) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$155,854,366	$—	$94,567	$155,948,933
U.S. Treasury Obligation	—	19,999,560	—	19,999,560
Total Investments in Securities	$155,854,366	$19,999,560	$94,567	$175,948,493

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Norway 30 ETF

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 96.0%
Basic Materials — 10.6%
Norsk Hydro	1,069,545	$4,848,983
Yara International	94,953	3,917,646
		8,766,629
Consumer Goods — 9.3%
Aker, Cl A	19,100	570,494
Austevoll Seafood	58,300	336,197
Cermaq (A)	42,137	429,596
Marine Harvest	199,974	2,298,405
Orkla	523,731	4,067,239
		7,701,931
Consumer Services — 4.9%
Norwegian Air Shuttle *	8,601	279,372
Schibsted	64,722	3,781,795
		4,061,167
Financials — 18.7%
DnB	615,365	10,400,756
Gjensidige Forsikring	135,834	2,603,100
SpareBank 1 SR Bank	81,793	791,552
Storebrand *	261,370	1,553,452
		15,348,860
Health Care — 2.4%
Algeta *	33,918	1,944,053
Industrials — 1.2%
Tomra Systems	118,254	1,012,537
Oil & Gas — 38.3%
Aker Solutions	118,203	1,807,659
BW Offshore	311,964	342,902
Det Norske Oljeselskap *	61,801	625,645
DNO International *	817,711	2,654,732
Fred Olsen Energy	18,700	675,320
Kvaerner	126,785	242,363
Petroleum Geo-Services	174,037	1,797,911
ProSafe	151,470	1,006,913
Seadrill	202,277	7,253,352
Statoil	549,940	13,018,198
TGS Nopec Geophysical	83,383	2,153,165
		31,578,160
Technology — 2.0%
Atea	72,292	667,936
Opera Software	73,540	999,285
		1,667,221

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — 8.7%
Telenor	347,042	$7,197,966
TOTAL NORWAY		79,278,524

UNITED KINGDOM— 3.8%
Oil & Gas — 3.8%
Subsea 7	185,571	3,186,732
TOTAL COMMON STOCK
(Cost $81,456,169)		82,465,256

U.S. TREASURY OBLIGATION — 9.7%
United States Treasury Bills
0.010%, 02/27/14(B)
(Cost $7,999,942)	$8,000,000	7,999,824

REPURCHASE AGREEMENTS — 0.3%
Barclays
0.020%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $255,172 (collateralized by U.S. Treasury Bills, par value $260,194, 0.375%, 01/31/16 with a total market value of $260,275) (C)	255,172	255,172
Deutsche Bank
0.010%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $13,430 (collateralized by U.S. Treasury Bills, par value $13,703, 0.125%, 12/31/14 with a total market value of $13,700 (C)	13,430	13,430
TOTAL REPURCHASE AGREEMENTS
(Cost $268,602)		268,602
TOTAL INVESTMENTS — 109.9%
(Cost $89,724,713)††		$90,733,682

Percentages are based on Net Assets of $82,592,535.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $255,708.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $268,602.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $89,724,713, and the unrealized appreciation and depreciation were $6,453,284 and $(5,444,315) respectively.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Norway 30 ETF

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,465,256	$—	$—	$82,465,256
U.S. Treasury Obligation	—	7,999,824	—	7,999,824
Repurchase Agreements	—	268,602	—	268,602
Total Investments in Securities	$82,465,256	$8,268,426	$—	$90,733,682

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.9%
DENMARK— 19.6%
Consumer Goods — 1.8%
Carlsberg, Cl B	10,595	$1,032,229
Financials — 2.9%
Danske Bank *	72,143	1,627,403
Health Care — 12.3%
Novo Nordisk ADR	177,717	7,050,034
Industrials — 2.6%
A P Moller - Maersk, Cl B	135	1,505,585
TOTAL DENMARK		11,215,251
FINLAND— 12.6%
Financials — 3.8%
Sampo, Cl A	46,871	2,177,768
Industrials — 2.6%
Kone, Cl B	36,918	1,503,707
Technology — 4.5%
Nokia ADR *	378,163	2,616,888
Utilities — 1.7%
Fortum	44,389	954,892
TOTAL FINLAND		7,253,255
NORWAY— 14.4%
Basic Materials — 2.2%
Norsk Hydro	133,413	604,853
Yara International	15,616	644,297
		1,249,150
Consumer Goods — 1.0%
Orkla	76,868	596,949
Financials — 3.2%
DnB	106,781	1,804,788
Oil & Gas — 5.8%
Seadrill	35,087	1,258,167
Statoil ADR	88,200	2,091,222
		3,349,389
Telecommunications — 2.2%
Telenor	60,180	1,248,188
TOTAL NORWAY		8,248,464
SWEDEN— 53.3%
Consumer Goods — 2.9%
Svenska Cellulosa, Cl B	57,863	1,647,197
Consumer Services — 6.5%
Hennes & Mauritz, Cl B	86,995	3,749,945

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued

Financials — 21.0%
Investor, Cl B	45,151	$1,462,442
Nordea Bank	291,118	3,897,037
Skandinaviska Enskilda Banken, Cl A	145,125	1,874,038
Svenska Handelsbanken, Cl A	44,057	2,095,455
Swedbank, Cl A	104,010	2,719,558
		12,048,530
Industrials — 14.3%
Assa Abloy, Cl B	31,229	1,558,733
Atlas Copco, Cl A	61,763	1,678,086
Sandvik	98,806	1,386,005
Scania, Cl B	30,284	620,343
SKF, Cl B	41,500	1,100,307
Volvo, Cl B	139,698	1,850,869
		8,194,343
Technology — 5.8%
Ericsson ADR	271,740	3,339,685
Telecommunications — 2.8%
TeliaSonera	215,981	1,602,533
TOTAL SWEDEN		30,582,233
TOTAL COMMON STOCK
(Cost $49,073,737)		57,299,203
TOTAL INVESTMENTS — 99.9%

(Cost $49,073,737)††		$57,299,203

Percentages are based on Net Assets of $57,374,877.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $49,073,737, and the unrealized appreciation and depreciation were $9,077,027 and $(851,561) respectively.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Central Asia & Mongolia Index ETF

	Shares	Value
COMMON STOCK — 97.8%
CANADA— 17.8%
Basic Materials — 17.8%
Centerra Gold	36,204	$140,102
Dundee Precious Metals *	27,760	99,450
SouthGobi Resources *	17,950	13,063
Turquoise Hill Resources *	25,886	90,860
TOTAL CANADA		343,475

CHINA— 6.9%
Oil & Gas — 6.9%
MIE Holdings	241,800	42,980
SPT Energy Group	131,400	89,870
TOTAL CHINA		132,850
HONG KONG— 2.1%
Basic Materials — 2.1%
Mongolia Energy *	1,259,000	39,568
KAZAKHSTAN— 33.6%
Financials — 8.6%
Halyk Savings Bank of Kazakhstan JSC GDR	16,840	165,958
Oil & Gas — 15.3%
KazMunaiGas Exploration Production JSC GDR	12,178	176,216
Nostrum Oil & Gas *	10,880	119,571
		295,787
Telecommunications — 9.7%
KCell JSC GDR	11,435	187,534
TOTAL KAZAKHSTAN		649,279

MONGOLIA— 2.2%
Basic Materials — 2.2%
Mongolian Mining *	395,300	42,769
SWEDEN— 4.5%
Telecommunications — 4.5%
TeliaSonera	11,826	87,746
UNITED ARAB EMIRATES— 7.2%
Oil & Gas — 7.2%
Dragon Oil	14,288	138,462

Schedule of Investments (Unaudited)	January 31, 2014

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued

UNITED KINGDOM— 23.5%
Basic Materials — 13.4%
Central Asia Metals	15,438	$44,381
China Nonferrous Gold *	46,879	22,156
Kazakhmys	30,022	87,898
Polymetal International	10,870	103,194
		257,629
Financials — 8.3%
Bank of Georgia Holdings	4,544	160,603
Oil & Gas — 1.8%
Tethys Petroleum *	64,538	35,276
TOTAL UNITED KINGDOM		431,352
TOTAL COMMON STOCK
(Cost $1,973,209)		1,887,657

U.S. TREASURY OBLIGATION — 15.5%
United States Treasury Bills
0.010%, 02/27/14(A)
(Cost $299,998)	$300,000	299,993
TOTAL INVESTMENTS — 113.3%
(Cost $2,273,207)††		$2,187,650

Percentages are based on Net Assets of $1,930,415.

*	Non-income producing security.
(A)	The rate reported on the schedule of investments is the effective yield at time of purchase.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $2,273,207, and the unrealized appreciation and depreciation were $115,893 and $(201,450) respectively.

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,887,657	$—	$—	$1,887,657
U.S. Treasury Obligation	—	299,993	—	299,993
Total Investments in Securities	$1,887,657	$299,993	$—	$2,187,650

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Nigeria Index ETF

	Shares	Value
COMMON STOCK — 101.2%
CANADA— 1.2%
Oil & Gas — 1.2%
Mart Resources	88,909	$97,391
FRANCE— 1.0%
Oil & Gas — 1.0%
MPI	21,365	83,852
ITALY— 5.2%
Oil & Gas — 5.2%
Saipem	17,840	418,661
NIGERIA— 76.1%
Consumer Goods — 20.1%
Dangote Sugar Refinery	892,200	63,627
Flour Mills of Nigeria	293,400	158,731
Guinness Nigeria *	172,400	235,293
Nestle Nigeria	60,100	415,667
Nigerian Breweries	607,000	584,013
Unilever Nigeria	461,900	153,342
		1,610,673
Financials — 46.5%
Access Bank	4,952,800	277,084
Diamond Bank *	2,897,800	123,280
Ecobank Transnational	772,811	69,841
FBN Holdings	5,913,700	525,347
Fidelity Bank	7,194,600	107,039
First City Monument Bank *	4,775,820	112,452
Guaranty Trust Bank	5,372,000	908,213
Skye Bank	3,742,800	89,279
Transnational Corp of Nigeria *	8,479,400	204,348
UAC of Nigeria	471,180	197,006
United Bank for Africa	7,845,862	393,595
Zenith Bank	4,982,800	713,754
		3,721,238
Industrials — 6.9%
Dangote Cement	231,800	334,162
Lafarge Cement WAPCO Nigeria	308,700	216,352
		550,514
Oil & Gas — 2.6%
Oando	1,782,100	207,945
TOTAL NIGERIA		6,090,370
NORWAY— 4.9%
Oil & Gas — 4.9%
TGS Nopec Geophysical	15,110	390,179

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Nigeria Index ETF

	Shares	Value
COMMON STOCK — continued

UNITED KINGDOM— 8.7%
Oil & Gas — 8.7%
Afren *	161,400	$394,273
Subsea 7	17,551	301,396
TOTAL UNITED KINGDOM		695,669
UNITED STATES— 4.1%
Oil & Gas — 4.1%
SEACOR Holdings *	3,926	330,491
TOTAL COMMON STOCK
(Cost $8,550,683)		8,106,613
TOTAL INVESTMENTS — 101.2%
(Cost $8,550,683)††		$8,106,613

Percentages are based on Net Assets of $8,007,488.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $8,550,683, and the unrealized appreciation and depreciation were $233,792 and $(677,862) respectively.

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 100.2%
ARGENTINA— 2.0%
Consumer Services — 1.2%
Arcos Dorados Holdings, Cl A	11,124	$98,559
MercadoLibre	952	91,858
		190,417
Oil & Gas — 0.8%
YPF ADR	6,242	138,510
TOTAL ARGENTINA		328,927
AUSTRALIA— 1.1%
Basic Materials — 1.1%
Paladin Energy *	291,000	128,608
Resolute Mining *	107,800	51,416
TOTAL AUSTRALIA		180,024
BANGLADESH— 1.0%
Consumer Services — 0.2%
Square Pharmaceuticals	12,400	36,462
Telecommunications — 0.8%
Bangladesh Submarine Cable	25,200	54,763
GrameenPhone	26,600	72,703
		127,466
TOTAL BANGLADESH		163,928
CANADA— 3.6%
Basic Materials — 1.9%
African Barrick Gold	23,800	85,996
Turquoise Hill Resources *	61,667	215,938
		301,934
Oil & Gas — 0.9%
Africa Oil *	7,080	52,190
Pan American Silver	8,098	101,939
		154,129
Technology — 0.8%
Goldcorp	5,138	128,202
TOTAL CANADA		584,265
CHILE— 6.3%
Basic Materials — 1.1%
Empresas CMPC	11,200	23,674
Sociedad Quimica y Minera de Chile, Cl B	6,112	153,356
		177,030
Consumer Goods — 0.8%
Cia Cervecerias Unidas	12,040	128,258

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 1.8%
Cencosud	8,400	$23,765
Latam Airlines Group	10,360	143,671
SACI Falabella	16,800	131,515
		298,951
Financials — 0.4%
Banco de Chile	232,200	28,558
Banco Santander Chile	551,400	27,708
		56,266
Oil & Gas — 0.2%
Empresas COPEC	2,380	27,824
Telecommunications — 0.1%
ENTEL Chile	1,680	20,216
Utilities — 1.9%
Aguas Andinas, Cl A	37,800	24,161
Empresa Nacional de Electricidad	110,600	142,745
Enersis	499,400	131,967
		298,873
TOTAL CHILE		1,007,418
COLOMBIA— 1.0%
Consumer Goods — 0.1%
Almacenes Exito	1,540	20,244
Industrials — 0.1%
Cementos Argos	5,600	23,139
Oil & Gas — 0.8%
Ecopetrol	70,000	122,227
TOTAL COLOMBIA		165,610
CZECH REPUBLIC— 1.3%
Financials — 0.2%
Komercni Banka	154	33,356
Telecommunications — 0.2%
Telefonica Czech Republic	2,100	30,436
Utilities — 0.9%
CEZ	6,132	154,682
TOTAL CZECH REPUBLIC		218,474
EGYPT— 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	6,100	29,459
HUNGARY— 0.6%
Financials — 0.5%
OTP Bank	4,256	77,971

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	378	$23,144
TOTAL HUNGARY		101,115
INDONESIA— 8.1%
Basic Materials — 1.2%
Indocement Tunggal Prakarsa	21,000	38,526
Semen Indonesia Persero	135,800	157,933
		196,459
Consumer Goods — 1.8%
Astra International	285,600	150,285
Charoen Pokphand Indonesia	77,000	26,076
Gudang Garam	11,200	38,434
Indofood CBP Sukses Makmur	28,000	25,225
Indofood Sukses Makmur	57,200	32,676
Unilever Indonesia	12,600	29,462
		302,158
Consumer Services — 0.4%
Kalbe Farma	302,400	34,797
Media Nusantara Citra	147,000	26,908
		61,705
Financials — 2.5%
Bank Central Asia	180,600	146,802
Bank Mandiri	233,600	166,447
Bank Rakyat Indonesia Persero	126,000	85,909
		399,158
Industrials — 0.3%
Jasa Marga Persero	53,200	22,548
United Tractors	16,800	26,555
		49,103
Telecommunications — 1.0%
Telekomunikasi Indonesia Persero	845,200	157,480
Utilities — 0.9%
Perusahaan Gas Negara	358,400	140,014
TOTAL INDONESIA		1,306,077
KAZAKHSTAN— 0.2%
Oil & Gas — 0.2%
KazMunaiGas Exploration Production JSC GDR	2,002	28,969
KENYA— 0.2%
Telecommunications — 0.2%
Safaricom	254,600	32,377

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KUWAIT— 1.9%
Financials — 1.5%
Kuwait Finance House	61,600	$174,196
National Bank of Kuwait SAK *	19,600	65,125
		239,321
Telecommunications — 0.4%
Mobile Telecommunications KSC *	25,200	60,573
TOTAL KUWAIT		299,894
MALAYSIA— 11.0%
Basic Materials — 0.2%
Petronas Chemicals Group	15,400	30,602
Consumer Goods — 0.5%
IOI	21,000	26,356
Kuala Lumpur Kepong	4,100	28,693
UMW Holdings	9,800	34,673
		89,722
Consumer Services — 0.6%
Genting	11,200	34,806
Genting Malaysia	26,600	34,656
IHH Healthcare *	28,000	30,874
		100,336
Energy — 1.1%
Sapurakencana Petroleum *	131,400	172,373
Financials — 2.5%
CIMB Group Holdings	37,800	78,164
Malayan Banking	53,200	153,090
Public Bank	29,300	167,053
		398,307
Industrials — 1.2%
MISC *	16,800	30,121
Sime Darby	57,667	154,916
		185,037
Oil & Gas — 0.4%
Petronas Dagangan	2,800	25,553
Petronas Gas	4,200	29,343
		54,896
Real Estate — 0.1%
IOI Properties Group Sdn *	10,600	8,552
Telecommunications — 3.0%
Axiata Group	77,000	150,940
DiGi.Com	109,200	153,040

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Maxis	74,200	$154,541
Telekom Malaysia	22,400	36,882
		495,403
Utilities — 1.4%
Tenaga Nasional	58,800	207,333
YTL	53,200	24,482
		231,815
TOTAL MALAYSIA		1,767,043
MEXICO— 10.0%
Basic Materials — 3.1%
Alpek, Cl A	17,000	33,863
Fresnillo	10,500	132,823
Grupo Mexico, Cl B	51,800	166,857
Industrias Penoles	1,224	28,477
Mexichem	39,200	135,942
Minera Frisco *	9,800	15,461
		513,423
Consumer Goods — 0.8%
Arca Continental	5,600	30,780
Coca-Cola Femsa	2,800	29,746
Grupo Bimbo, Ser A	11,200	29,880
Kimberly-Clark de Mexico, Cl A	11,200	28,766
		119,172
Consumer Services — 1.4%
Grupo Elektra	1,078	32,791
Grupo Sanborns	14,000	25,532
Wal-Mart de Mexico	64,400	154,042
		212,365
Financials — 1.1%
Grupo Financiero Banorte, Cl O	14,000	88,371
Grupo Financiero Inbursa, Cl O	36,400	90,769
		179,140
Industrials — 2.3%
Alfa, Cl A	63,200	178,060
Promotora y Operadora de Infraestructura *	16,520	200,108
		378,168
Telecommunications — 1.0%
America Movil	155,600	165,908
Utilities — 0.3%
Infraestructura Energetica Nova	9,800	42,149
TOTAL MEXICO		1,610,325

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
NIGERIA— 0.3%
Consumer Goods — 0.1%
Nigerian Breweries	23,800	$22,899
Financials — 0.2%
Guaranty Trust Bank	169,400	28,639
TOTAL NIGERIA		51,538
OMAN— 0.2%
Financials — 0.2%
BankMuscat SAOG *	18,200	31,011
PAKISTAN— 1.5%
Basic Materials — 0.1%
Fauji Fertilizer	18,400	19,797
Consumer Goods — 0.5%
Engro Foods *	77,000	74,499
Consumer Services — 0.3%
Nishat Mills	32,200	41,082
Oil & Gas — 0.6%
Oil & Gas Development	12,600	32,570
Pakistan Petroleum	33,600	70,463
		103,033
TOTAL PAKISTAN		238,411
PANAMA— 1.3%
Consumer Services — 1.3%
Copa Holdings, Cl A	1,554	203,108
PAPUA NEW GUINEA— 1.2%
Oil & Gas — 1.2%
Oil Search	28,000	196,769
PERU— 0.5%
Financials — 0.5%
Credicorp Ltd.	644	84,957
PHILIPPINES— 3.1%
Consumer Goods — 0.4%
LT Group	71,400	28,988
Universal Robina	12,600	32,834
		61,822
Consumer Services — 0.8%
SM Investments	8,680	134,931
Financials — 0.2%
Ayala	2,520	29,137

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
Alliance Global Group	57,400	$34,323
International Container Terminal Services	11,200	24,318
		58,641
Real Estate — 0.2%
Ayala Land	50,400	29,137
Technology — 0.9%
Philippine Long Distance Telephone	2,534	150,855
Utilities — 0.2%
Manila Electric	5,040	28,781
TOTAL PHILIPPINES		493,304
POLAND— 4.3%
Basic Materials — 0.9%
KGHM Polska Miedz	4,116	142,989
Financials — 1.5%
Bank Pekao	1,386	81,414
Powszechna Kasa Oszczednosci Bank Polski	7,000	90,609
Powszechny Zaklad Ubezpieczen	592	77,475
		249,498
Oil & Gas — 1.0%
Polski Koncern Naftowy Orlen S.A.	11,060	136,110
Polskie Gornictwo Naftowe i Gazownictwo	18,200	26,734
		162,844
Utilities — 0.9%
PGE	27,300	142,909
TOTAL POLAND		698,240
QATAR— 2.3%
Financials — 0.6%
Qatar National Bank (A)	1,972	99,912
Industrials — 1.3%
Industries Qatar QSC	4,256	210,138
Telecommunications — 0.4%
Ooredoo QSC	1,638	67,022
TOTAL QATAR		377,072
RUSSIA— 1.4%
Basic Materials — 1.4%
Polyus Gold International	72,600	221,986
SOUTH AFRICA— 9.8%
Basic Materials — 2.1%
Anglo American Platinum *	2,030	80,880
AngloGold Ashanti	5,460	79,978

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Assore	602	$21,593
Impala Platinum Holdings	6,860	71,270
Kumba Iron Ore	2,058	83,094
		336,815
Consumer Goods — 0.4%
Tiger Brands	2,954	70,716
Consumer Services — 3.4%
Aspen Pharmacare Holdings	3,304	74,572
Mediclinic International	11,200	71,969
Naspers, Cl N	1,706	174,365
Shoprite Holdings	4,900	62,928
Steinhoff International Holdings	22,400	92,330
Woolworths Holdings	11,200	60,982
		537,146
Financials — 1.8%
Barclays Africa Group	5,600	65,518
FirstRand	25,200	70,578
Remgro	4,340	72,446
Standard Bank Group	7,000	73,676
		282,218
Industrials — 0.4%
Bidvest Group	3,318	73,792
Oil & Gas — 0.2%
Exxaro Resources	2,240	30,211
Technology — 0.5%
Sasol	1,736	83,317
Telecommunications — 1.0%
MTN Group	4,340	77,137
Vodacom Group	7,700	81,341
		158,478
TOTAL SOUTH AFRICA		1,572,693
SOUTH KOREA— 0.3%
Consumer Services — 0.3%
Kolao Holdings *	2,180	45,721
SWEDEN— 1.3%
Telecommunications — 1.3%
TeliaSonera	28,700	212,948
THAILAND— 9.3%
Basic Materials — 0.5%
PTT Global Chemical	36,400	78,567

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 1.2%
Charoen Pokphand Foods	112,000	$96,698
Thai Beverage	207,200	89,258
		185,956
Consumer Services — 1.1%
Bangkok Dusit Medical Services	19,600	70,064
BEC World	19,600	27,758
CP ALL	72,800	86,562
		184,384
Financials — 1.5%
Bangkok Bank	14,000	72,735
Kasikornbank	15,400	79,309
Siam Commercial Bank	16,800	75,832
		227,876
Industrials — 1.3%
Airports of Thailand	12,700	65,981
Siam Cement	12,040	148,084
		214,065
Oil & Gas — 2.1%
PTT	16,100	134,614
PTT Exploration & Production	30,800	142,757
Thai Oil	43,400	69,353
		346,724
Telecommunications — 1.6%
Advanced Info Service	19,600	124,096
Shin	32,200	68,770
Total Access Communication	23,800	69,035
		261,901
TOTAL THAILAND		1,499,473
TURKEY— 7.1%
Basic Materials — 0.9%
Eregli Demir ve Celik Fabrikalari	123,800	148,411
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii	2,100	21,273
Coca-Cola Icecek	1,260	26,364
Ford Otomotiv Sanayi	1,820	15,900
		63,537
Consumer Services — 1.7%
Arcelik	5,600	27,621
BIM Birlesik Magazalar	7,852	134,074
Turk Hava Yollari	39,800	118,664
		280,359

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.4%
Akbank	21,000	$53,508
Haci Omer Sabanci Holding	18,200	60,141
Turkiye Garanti Bankasi	21,000	55,366
Turkiye Is Bankasi, Cl C	30,800	55,180
		224,195
Industrials — 0.9%
Enka Insaat ve Sanayi	11,200	31,906
KOC Holding	33,600	113,853
		145,759
Oil & Gas — 0.8%
Tupras Turkiye Petrol Rafinerileri	7,518	123,881
Telecommunications — 1.0%
Turk Telekomunikasyon	9,800	24,277
Turkcell Iletisim Hizmetleri *	26,500	130,589
		154,866
TOTAL TURKEY		1,141,008
UNITED ARAB EMIRATES— 3.3%
Financials — 1.7%
Abu Dhabi Commercial Bank PJSC *	47,200	85,071
First Gulf Bank PJSC	19,800	107,814
National Bank of Abu Dhabi PJSC *	17,400	72,243
		265,128
Industrials — 0.2%
DP World	1,636	29,775
Real Estate — 1.4%
Emaar Properties PJSC	106,400	231,745
TOTAL UNITED ARAB EMIRATES		526,648
UNITED KINGDOM— 3.2%
Basic Materials — 0.9%
Ferrexpo	19,600	48,975
Kazakhmys	29,400	86,077
		135,052
Financials — 0.4%
Bank of Georgia Holdings	1,932	68,284
Oil & Gas — 1.4%
Afren *	53,200	129,959
Premier Oil	22,400	100,012
		229,971
Telecommunications — 0.5%
Cable & Wireless Communications	88,400	77,674
TOTAL UNITED KINGDOM		510,981

Schedule of Investments (Unaudited)	January 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 0.4%
Oil & Gas — 0.4%
Vaalco Energy *	11,068	$66,629
VIETNAM— 0.9%
Basic Materials — 0.1%
Petrovietnam Fertilizer & Chemicals JSC	9,400	20,219
Real Estate — 0.5%
Vingroup JSC *	19,800	71,923
Utilities — 0.3%
PetroVietnam Gas JSC	8,600	31,444
Pha Lai Thermal Power JSC	18,900	23,513
		54,957
TOTAL VIETNAM		147,099
TOTAL COMMON STOCK
(Cost $17,300,300)		16,143,501

WARRANTS — 0.0%
Malaysia — 0.0%
Genting Berhad
Strike Price $7.96, Expires 12/18/18*	2,000	1,745
TOTAL WARRANTS
(Cost $911)		1,745
TOTAL INVESTMENTS — 100.2%
(Cost $17,301,211)		$16,145,246

Percentages are based on Net Assets of $16,118,275.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2014, was $99,912 and represents 0.6% of net assets.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $17,301,211, and the unrealized appreciation and depreciation were $326,638 and $(1,482,603) respectively.

Cl — Class

GDR — Global Depository Receipt

Ltd. — Limited

Ser — Series

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,043,589	$99,912	$—	$16,143,501
Warrants	1,745	—	—	1,745
Total Investments in Securities	$16,045,334	$99,912	$—	$16,145,246

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Portugal 20 ETF

	Shares	Value
COMMON STOCK — 100.1%
PORTUGAL— 100.1%
Basic Materials — 11.7%
Altri	120,500	$409,711
Portucel	167,200	694,553
Semapa-Sociedade de Investimento e Gestao	37,050	494,700
Sonae Industria *	54,400	56,348
		1,655,312
Consumer Goods — 17.8%
Jeronimo Martins	104,350	1,788,073
Sonae *	469,800	741,339
		2,529,412
Consumer Services — 4.1%
ZON OPTIMUS	88,100	589,947
Energy — 13.9%
Galp Energia	127,800	1,978,750
Financials — 17.1%
Banco BPI, Cl G *	260,900	531,336
Banco Comercial Portugues, Cl R *	3,323,700	744,128
Banco Espirito Santo *	490,200	747,085
Banco Internacional do Funchal *	24,837,400	398,631
		2,421,180
Industrials — 3.6%
Mota-Engil	73,800	465,723
Sonae Capital *	74,600	42,258
		507,981
Technology — 0.5%
Novabase	16,300	74,745
Telecommunication Services — 6.3%
Portugal Telecom	147,500	649,521
Sonaecom	73,900	237,114
		886,635
Utilities — 25.1%
EDP Renovaveis *	124,100	715,192
Energias de Portugal	701,900	2,637,391
Redes Energeticas Nacionais	61,800	209,626
		3,562,209
TOTAL PORTUGAL		13,490,979
TOTAL COMMON STOCK
(Cost $14,519,825)		14,206,171

Schedule of Investments (Unaudited)	January 31, 2014

Global X FTSE Portugal 20 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 12.7%
United States Treasury Bills
0.010%, 02/27/14(A)
(Cost $1,799,987)	$1,800,000	$1,799,961
TOTAL INVESTMENTS — 112.8%
(Cost $16,319,812)††		$16,006,132

Percentages are based on Net Assets of $14,192,806.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $16,319,812, and the unrealized appreciation and depreciation were $60,848 and $(374,528) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,206,171	$—	$—	$14,206,171
U.S. Treasury Obligation	—	1,799,961	—	1,799,961
Total Investments in Securities	$14,206,171	$1,799,961	$—	$16,006,132

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-0500

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA— 19.3%
Banks — 4.8%
Bank of Queensland	850,023	$8,480,442
Bendigo and Adelaide Bank	777,639	7,894,398
Commonwealth Bank of Australia	118,959	7,727,869
National Australia Bank	261,609	7,612,500
Westpac Banking	261,264	7,058,285
		38,773,494
Consumer Goods — 0.7%
GUD Holdings (A)	1,071,593	5,880,041
Consumer Services — 4.5%
David Jones (A)	2,900,238	7,589,057
Metcash (A)	1,913,294	5,056,752
Myer Holdings (A)	2,886,712	6,391,561
Navitas	1,488,537	8,806,215
Southern Cross Media Group	5,526,409	7,593,214
		35,436,799
Financials — 3.3%
Abacus Property Group	2,802,780	5,494,397
ASX	217,232	6,771,746
IOOF Holdings	951,366	7,335,108
Stockland	2,074,336	6,589,746
		26,190,997
Industrials — 2.6%
Cabcharge Australia (A)	1,638,935	5,493,429
GWA Group	3,158,458	8,292,383
Sydney Airport (A)	2,048,293	7,062,708
		20,848,520
Oil & Gas — 0.8%
APA Group	1,269,991	6,657,489
Telecommunications — 1.0%
Telstra	1,699,352	7,644,154
Utilities — 1.6%
DUET Group	3,546,138	6,486,119
Spark Infrastructure Group	4,578,485	6,571,260
		13,057,379
TOTAL AUSTRALIA		154,488,873
BELGIUM— 1.1%
Telecommunications — 1.1%
Belgacom	295,642	8,449,193

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International	484,048	$8,286,902
CANADA— 6.2%
Basic Materials — 0.7%
Canexus	1,078,815	5,569,640
Consumer Services — 0.8%
Parkland Fuel (A)	417,022	6,732,261
Oil & Gas — 3.9%
Bonterra Energy	116,150	5,354,111
Canadian Oil Sands (A)	310,725	5,585,378
Crescent Point Energy (A)	180,098	6,228,844
Freehold Royalties (A)	346,709	6,954,414
Veresen (A)	488,903	6,549,435
		30,672,182
Telecommunications — 0.8%
Bell Aliant (A)	279,690	6,451,390
TOTAL CANADA		49,425,473
FINLAND— 4.1%
Basic Materials — 1.1%
UPM-Kymmene	552,195	8,475,257
Health Care — 0.9%
Orion, Cl B	262,318	6,856,461
Telecommunications — 1.2%
Elisa	385,299	9,889,055
Utilities — 0.9%
Fortum	344,594	7,412,872
TOTAL FINLAND		32,633,645
FRANCE— 10.0%
Financials — 2.3%
Euler Hermes	91,949	11,285,129
Fonciere Des Regions	87,859	7,204,568
		18,489,697
Industrials — 2.5%
Bouygues	309,899	11,865,982
Veolia Environnement	507,019	7,973,351
		19,839,333
Oil & Gas — 0.7%
Total	99,100	5,659,039

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 4.5%
Electricite de France	420,027	$14,286,980
GDF Suez	425,293	9,398,376
Suez Environnement	696,650	12,482,292
		36,167,648
TOTAL FRANCE		80,155,717
GERMANY— 1.4%
Telecommunications — 1.4%
Freenet	378,519	11,555,435
HONG KONG— 1.7%
Technology — 1.1%
VTech Holdings	688,849	8,331,348
Telecommunications — 0.6%
SmarTone Telecommunications Holdings	4,617,415	5,084,997
TOTAL HONG KONG		13,416,345
ITALY— 2.6%
Utilities — 2.6%
Enel	2,143,624	9,795,129
Hera	4,710,123	10,881,975
TOTAL ITALY		20,677,104
NETHERLANDS— 0.7%
Financials — 0.7%
Corio	141,150	6,006,181
NEW ZEALAND— 1.5%
Health Care — 1.5%
Fisher & Paykel Healthcare	3,728,551	12,210,325
NORWAY— 1.0%
Oil & Gas — 1.0%
Seadrill	217,104	7,785,026
POLAND— 0.6%
Basic Materials — 0.6%
KGHM Polska Miedz	140,475	4,880,080
PORTUGAL— 1.3%
Utilities — 1.3%
EDP - Energias de Portugal	2,696,651	10,132,672
RUSSIA— 0.9%
Consumer Services — 0.9%
CTC Media	642,242	7,360,093

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 4.3%
Industrials — 0.8%
Venture	1,164,061	$6,746,859
Real Estate Investment Trusts — 2.5%
Ascendas	3,700,549	6,173,620
Mapletree Logistics Trust	8,221,163	6,471,329
Suntec Real Estate Investment Trust	5,505,785	6,942,873
		19,587,822
Telecommunications — 1.0%
StarHub	2,330,406	7,793,878
TOTAL SINGAPORE		34,128,559
SOUTH AFRICA— 0.8%
Financials — 0.8%
Redefine Properties	7,928,725	6,315,008
SWEDEN— 0.9%
Telecommunications — 0.9%
TeliaSonera	947,317	7,028,891
TAIWAN— 1.1%
Industrials — 1.1%
Coretronic	9,812,926	9,101,187
TURKEY— 0.8%
Consumer Goods — 0.8%
Ford Otomotiv Sanayi	725,184	6,335,656
UNITED KINGDOM— 9.3%
Financials — 6.9%
Admiral Group	312,607	7,425,772
Amlin	1,258,778	8,653,827
Intermediate Capital Group	1,386,526	9,427,219
Provident Financial	347,872	9,332,858
Resolution	2,009,521	11,515,823
Standard Life	1,530,223	9,196,783
		55,552,282
Industrials — 1.4%
Interserve	1,106,288	11,093,615
Utilities — 1.0%
SSE	362,633	7,791,444
TOTAL UNITED KINGDOM		74,437,341

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 27.7%
Consumer Goods — 1.2%
Vector Group (A)	517,357	$9,239,996
Financials — 4.4%
BGC Partners, Cl A	1,855,710	11,932,215
Franklin Street Properties	583,993	7,002,076
New York Community Bancorp (A)	588,118	9,521,631
OneBeacon Insurance Group, Cl A	454,937	6,396,414
		34,852,336
Health Care — 2.7%
AstraZeneca	176,641	11,204,309
PDL BioPharma (A)	1,150,271	10,467,466
		21,671,775
Industrials — 3.2%
Costamare	534,244	10,492,552
RR Donnelley & Sons (A)	817,575	15,100,610
		25,593,162
Real Estate Investment Trusts — 12.8%
American Capital Mortgage Investment	315,948	6,176,783
Annaly Capital Management	531,939	5,728,983
ARMOUR Residential (A)	1,221,250	5,019,338
Capstead Mortgage	653,468	8,246,766
Chimera Investment	2,724,111	8,499,226
Hospitality Properties Trust	296,343	7,616,015
Invesco Mortgage Capital	392,933	6,172,977
Investors Real Estate Trust	838,990	7,290,823
Medical Properties Trust	554,214	7,354,420
NorthStar Realty Finance (A)	947,755	13,827,746
Omega Healthcare Investors (A)	286,273	9,143,560
Sabra Health Care	297,997	8,621,053
Starwood Property Trust	304,860	9,206,772
		102,904,462
Telecommunications — 3.2%
Consolidated Communications Holdings	473,187	9,265,001
Frontier Communications (A)	1,971,094	9,264,142
Windstream Holdings (A)	950,152	7,107,137
		25,636,280

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Utilities — 0.2%
Atlantic Power (A)	155,740	$408,315
Atlantic Power ^	606,115	1,606,205
		2,014,520
TOTAL UNITED STATES		221,912,531
TOTAL COMMON STOCK
(Cost $754,029,718)		786,722,237

PREFERRED STOCK — 1.5%
BRAZIL— 1.5%
Utilities — 1.5%
AES Tiete, 0.000%	753,956	5,898,556
Centrais Eletricas Brasileiras, 0.000%	1,526,975	5,947,815
TOTAL PREFERRED STOCK
(Cost $16,298,696)		11,846,371

REPURCHASE AGREEMENTS — 10.4%
Barclays
0.019%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $78,939,307 (collateralized by U.S. Treasury Bills, par value $80,492,779, 0.375%, 01/31/16, with a total market value of $80,517,973) (B)	$78,939,182	78,939,182
Deutsche Bank
0.010%, dated 01/31/14, to be repurchased on 02/03/14, repurchase price $4,630,948 (collateralized by U.S. Treasury Bills, par value $4,724,962, 0.125%, 12/31/14, with a total market value of $4,724,489) (B)	4,630,944	4,630,944
TOTAL REPURCHASE AGREEMENTS
(Cost $83,570,126)		83,570,126
TOTAL INVESTMENTS — 110.2%
(Cost $853,898,540)††		$882,138,734

Percentages are based on Net Assets of $800,456,122.

(A)	This security or a partial position of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $78,269,308.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2014 was $83,570,126.
^	Traded on U.S. Stock exchange
††	At January 31, 2014, the tax basis cost of the Fund's investments was $853,898,540, and the unrealized appreciation and depreciation were $77,654,736 and $(49,414,542) respectively.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM ETF

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$786,722,237	$—	$—	$786,722,237
Preferred Stock	11,846,371	—	—	11,846,371
Repurchase Agreements	—	83,570,126	—	83,570,126
Total Investments in Securities	$798,568,608	$83,570,126	$—	$882,138,734

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM U.S. ETF

	Shares	Value
COMMON STOCK — 82.2%
Consumer Goods — 8.7%
Altria Group	34,741	$1,223,578
Lorillard	29,962	1,474,730
Reynolds American	26,786	1,299,121
Vector Group	77,522	1,384,543
		5,381,972
Consumer Services — 7.8%
Regal Entertainment Group, Cl A	74,448	1,451,736
World Wrestling Entertainment, Cl A	139,940	3,385,149
		4,836,885
Financials — 1.3%
New York Community Bancorp	50,522	817,951
Health Care — 7.2%
Bristol-Myers Squibb	31,197	1,558,914
Merck	27,148	1,438,029
PDL BioPharma	165,098	1,502,392
		4,499,335
Industrials — 5.1%
Air Castle Ltd.	64,737	1,222,882
Lockheed Martin	13,075	1,973,148
		3,196,030
Oil & Gas — 2.7%
Spectra Energy	46,602	1,675,342
Real Estate Investment Trusts — 17.0%
Capstead Mortgage	94,179	1,188,539
Colony Financial	41,944	931,157
CommonWealth	34,412	845,847
EPR Properties	16,324	833,830
Government Properties Income Trust	33,366	824,140
Mack-Cali Realty	41,210	833,678
MFA Financial	140,629	1,025,185
PennyMac Mortgage Investment Trust	45,796	1,078,496
Resource Capital	166,424	980,237
Starwood Property Trust	30,642	925,389
WP Carey	19,521	1,153,301
		10,619,799
Telecommunications — 9.7%
AT&T	32,263	1,075,003
Consolidated Communications Holdings	69,656	1,363,864
Frontier Communications	287,005	1,348,924

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM U.S. ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Verizon Communications	24,854	$1,193,489
Windstream Holdings	138,495	1,035,943
		6,017,223
Utilities — 22.7%
Ameren	34,446	1,303,436
Avista	44,035	1,269,529
Consolidated Edison	19,522	1,062,192
Entergy	18,541	1,168,639
Ferrellgas Partners	57,792	1,415,326
FirstEnergy	29,253	921,177
Great Plains Energy	52,696	1,300,537
Hawaiian Electric Industries	42,647	1,109,675
Integrys Energy Group	20,409	1,109,025
Pepco Holdings	57,559	1,118,372
Pinnacle West Capital	20,649	1,086,757
Vectren	34,969	1,277,068
		14,141,733
TOTAL COMMON STOCK
(Cost $48,017,418)		51,186,270

MASTER LIMITED PARTNERSHIPS — 17.3%
Basic Materials — 3.0%
Natural Resource Partners	53,399	841,568
PVR Partners	36,114	1,012,637
		1,854,205
Oil & Gas — 14.3%
Enbridge Energy Partners	41,846	1,229,436
Energy Transfer Partners	24,193	1,342,953
Enterprise Products Partners	20,374	1,352,426
Niska Gas Storage Partners, Cl U	98,417	1,516,606
ONEOK Partners	21,148	1,096,101
QR Energy	67,139	1,193,731
TC Pipelines	25,254	1,174,816
		8,906,069
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $10,662,852)		10,760,274
TOTAL INVESTMENTS — 99.5%
(Cost $58,680,270)††		$61,946,544

Percentages are based on Net Assets of $62,275,964.

††	At January 31, 2014, the tax basis cost of the Fund's investments was $58,680,270, and the unrealized appreciation and depreciation were $5,136,830 and $(1,870,556) respectively.

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperDividendTM U.S. ETF

Cl — Class

Ltd. — Limited

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
CANADA— 99.6%
Consumer Goods — 2.7%
George Weston, Ser I, 5.800%	3,967	$89,830
Loblaw, Ser A, 5.950%	3,799	89,300
		179,130
Financials — 65.8%
Bank of Montreal, Ser 13, 4.500%	4,625	104,854
Bank of Montreal, Ser 23, 5.400%(A)	5,291	122,043
Bank of Montreal, Ser 25, 3.900%(A)	4,042	87,645
Bank of Nova Scotia, Ser 16, 5.250%	5,172	120,227
Bank of Nova Scotia, Ser 20, 5.000%(A)	3,002	67,062
Bank of Nova Scotia, Ser 32, 3.700%(A)	5,977	126,543
Brookfield Asset Management, Ser 22, 7.000%(A)	4,897	113,351
Brookfield Asset Management, Ser 24, 5.400%(A)	4,494	101,440
Brookfield Asset Management, Ser 32, 4.500%(A)	4,909	112,747
Brookfield Office Properties, 6.150%	4,603	105,678
Brookfield Office Properties, Ser L, 6.750%(A)	4,183	96,111
Brookfield Office Properties, Ser P, 5.150%(A)	5,023	112,389
Brookfield Renewable Power Preferred Equity, 4.400%(A)	4,119	84,543
Canadian Imperial Bank of Commerce, Ser 27, 5.600%	4,586	104,176
Canadian Imperial Bank of Commerce, Ser 33, 5.350%(A)	4,584	104,213
Canadian Imperial Bank of Commerce, Ser 35, 6.500%(A)	4,954	112,357
Fairfax Financial Holdings, Ser C, 5.750%(A)	4,221	91,791
Fairfax Financial Holdings, Ser G, 5.000%(A)	4,216	79,834
Fairfax Financial Holdings, Ser I, 5.000%(A)	5,067	100,680
Great-West Lifeco, Ser G, 5.200%	5,166	108,631
Great-West Lifeco, Ser I, 4.500%	5,166	99,030
Great-West Lifeco, Ser P, 5.400%	4,364	95,959
Industrial Alliance Insurance & Financial Services, Ser G, 4.300%(A)	4,223	97,219
Intact Financial, Ser 1, 4.200%(A)	4,170	90,907
Intact Financial, Ser 3, 4.200%(A)	4,222	98,144
Manulife Financial, Ser 1, 5.600%(A)	4,389	100,568
Manulife Financial, Ser 2, 4.650%	4,385	85,121
Manulife Financial, Ser 4, 6.600%(A)	5,650	129,766
Power Corp of Canada, 5.000%	4,119	83,212
Power Financial, 5.500%	4,222	93,405
Power Financial, Ser P, 4.400%(A)	4,731	97,402
Power Financial, Ser S, 4.800%	5,169	105,074
Royal Bank of Canada, Ser AJ, 5.000%(A)	6,394	142,089
Royal Bank of Canada, Ser AR, 6.250%(A)	5,505	123,470
Royal Bank of Canada, Ser AV, 6.250%(A)	6,295	144,128
Sun Life Financial, Ser 1, 4.750%	5,912	118,214
Sun Life Financial, Ser 2, 4.800%	4,806	96,099
Sun Life Financial, Ser 4, 4.450%	4,436	83,562

Schedule of Investments (Unaudited)	January 31, 2014

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Toronto-Dominion Bank, Ser AG, 6.250%(A)	6,100	$138,239
Toronto-Dominion Bank, Ser AK, 6.250%(A)	5,605	128,179
Toronto-Dominion Bank, Ser O, 4.850%	6,891	156,227
		4,362,329
Oil & Gas — 16.4%
Enbridge, Ser B, 4.000%(A)	7,875	174,434
Enbridge, Ser F, 4.000%(A)	7,874	172,291
Enbridge, Ser N, 4.000%(A)	7,085	158,335
Husky Energy, Ser 1, 4.450%(A)	5,070	102,925
Pembina Pipeline, 4.250%(A)	4,121	88,803
TransCanada, Ser 1, 4.600%(A)	8,664	181,098
TransCanada, Ser 3, 4.000%(A)	5,499	100,920
TransCanada, Ser 5, 4.400%(A)	5,502	109,225
		1,088,031
Telecommunications — 8.7%
BCE, Ser AF, 4.541%(A)	5,730	107,937
BCE, Ser AG, 4.500%(A)	4,255	82,483
BCE, Ser AK, 4.150%(A)	9,846	194,047
Bell Aliant, Ser A, 4.850%(A)	4,854	89,039
Shaw Communications, Ser A, 4.500%(A)	5,070	100,922
		574,428
Utilities — 6.0%
Brookfield Renewable Power Preferred Equity, Ser I, 5.250%(A)	4,220	89,231
Canadian Utilities, Ser Y, 4.000%(A)	5,496	126,180
Emera, Ser C, 4.100%(A)	4,322	94,880
Fortis, 4.000%(A)	4,014	88,948
		399,239
TOTAL PREFERRED STOCK
(Cost $7,773,883)		6,603,157
TOTAL INVESTMENTS — 99.6%
(Cost $7,773,883)††		$6,603,157

Percentages are based on Net Assets of $6,629,427

(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2014.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $7,773,883, and the unrealized appreciation and depreciation were $— and $(1,170,726) respectively.

Ser — Series

Schedule of Investments (Unaudited)	January 31, 2014

Global X Canada Preferred ETF

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 24.4%
Technology — 24.4%
Changyou.com ADR *	12,580	$377,777
NetEase ADR *	23,680	1,775,290
Renren ADR *	369,722	1,186,808
SINA *	152,010	9,909,532
Tencent Holdings	225,813	15,807,899
Youku.com ADR *	123,988	3,590,692
TOTAL CHINA		32,647,998
GERMANY— 0.7%
Technology — 0.7%
XING	8,294	944,115
JAPAN— 10.2%
Technology — 10.2%
Dena *	267,171	5,169,786
Gree *	315,035	3,123,524
Mixi *	20,420	1,059,274
Nexon	489,122	4,299,027
TOTAL JAPAN		13,651,611
RUSSIA— 6.6%
Technology — 6.6%
Mail.ru Group GDR *	84,955	3,166,273
Yandex, Cl A *	156,258	5,742,481
TOTAL RUSSIA		8,908,754
TAIWAN— 1.0%
Technology — 1.0%
PChome Online	201,530	1,393,532
UNITED STATES— 57.1%
Technology — 57.1%
Angie's List *	134,095	2,405,664
Demand Media *	140,076	808,239
Facebook, Cl A *	249,574	15,615,845
Google, Cl A *	5,588	6,599,260
Groupon, Cl A *	593,606	6,209,119
Jive Software *	114,422	1,058,403
LinkedIn, Cl A *	56,144	12,082,750
Nutrisystem	88,726	1,261,684
Pandora Media *	214,584	7,740,045

Schedule of Investments (Unaudited)	January 31, 2014

Global X Social Media Index ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Technology — continued
Twitter *	125,587	$8,100,362
United Online	42,802	518,332
Yelp, Cl A *	91,202	6,926,792
Zynga, Cl A *	1,629,845	7,171,318
TOTAL UNITED STATES		76,497,813
TOTAL COMMON STOCK
(Cost $122,663,991)		134,043,823

U.S. TREASURY OBLIGATION — 9.0%
United States Treasury Bills
0.010%, 02/27/14(A)
(Cost $11,999,914)	$12,000,000	11,999,736
TOTAL INVESTMENTS — 109.0%
(Cost $134,663,905)††		$146,043,559

Percentages are based on Net Assets of $133,998,470.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $134,663,905, and the unrealized appreciation and depreciation were $17,501,905 and $(6,122,251) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$134,043,823	$—	$—	$134,043,823
U.S. Treasury Obligation	—	11,999,736	—	11,999,736
Total Investments in Securities	$134,043,823	$11,999,736	$—	$146,043,559

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X Permanent ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 48.8%
U.S. Treasury Bonds
4.625%, 02/15/40	$723,000	$859,014
4.375%, 11/15/39	949,000	1,085,271
4.375%, 05/15/40	737,000	843,059
3.875%, 08/15/40	820,000	865,228
U.S. Treasury Notes
2.625%, 12/31/14	951,000	972,323
2.500%, 03/31/15	764,000	784,473
2.375%, 02/28/15	955,000	977,420
2.125%, 11/30/14	968,000	983,730
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,619,721)		7,370,518

COMMON STOCK — 20.0%
AUSTRALIA— 0.4%
Basic Materials — 0.4%
BHP Billiton ADR	823	52,631
BRAZIL— 0.4%
Basic Materials — 0.4%
Vale ADR, Cl B	3,803	51,721
CANADA— 0.2%
Basic Materials — 0.2%
Potash Corp of Saskatchewan	1,146	35,893
CHINA— 0.3%
Oil & Gas — 0.3%
PetroChina ADR	478	45,845
NETHERLANDS— 0.4%
Oil & Gas — 0.4%
Royal Dutch Shell ADR, Cl A	834	57,629
SINGAPORE— 0.3%
Consumer Goods — 0.3%
Wilmar International	16,413	40,108
SWITZERLAND— 0.4%
Basic Materials — 0.4%
Glencore Xstrata	11,889	63,030
UNITED KINGDOM— 1.2%
Basic Materials — 0.8%
Anglo American *	2,636	62,226
Rio Tinto ADR	1,237	65,747
		127,973

Schedule of Investments (Unaudited)	January 31, 2014

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 0.4%
BP	7,395	$58,109
TOTAL UNITED KINGDOM		186,082
UNITED STATES— 16.4%
Basic Materials — 0.3%
Mosaic	958	42,784
Consumer Goods — 1.6%
Altria Group	842	29,655
Archer-Daniels-Midland	1,481	58,470
Coca-Cola	668	25,263
Monsanto	498	53,062
PepsiCo	330	26,519
Philip Morris International	291	22,739
Procter & Gamble	330	25,285
		240,993
Consumer Services — 1.6%
Amazon.com *	97	34,793
Comcast, Cl A	662	36,046
CVS Caremark	470	31,828
eBay *	519	27,611
Home Depot	355	27,282
McDonald's	301	28,345
Wal-Mart Stores	358	26,736
Walt Disney	425	30,859
		243,500
Financials — 2.2%
American Express	359	30,522
American International Group	612	29,352
Bank of America	2,099	35,159
Berkshire Hathaway, Cl B *	239	26,672
Citigroup	561	26,608
Goldman Sachs Group	175	28,721
JPMorgan Chase	509	28,178
Mastercard, Cl A	470	35,570
US Bancorp	749	29,758
Visa, Cl A	140	30,160
Wells Fargo	651	29,516
		330,216
Health Care — 1.6%
AbbVie	529	26,043
Amgen	266	31,641
Bristol-Myers Squibb	586	29,283
Gilead Sciences *	524	42,260

Schedule of Investments (Unaudited)	January 31, 2014

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Johnson & Johnson	311	$27,514
Merck	575	30,458
Pfizer	906	27,542
UnitedHealth Group	411	29,707
		244,448
Industrials — 1.5%
3M	246	31,535
Boeing	265	33,194
General Electric	1,156	29,050
Honeywell International	336	30,653
Union Pacific	174	30,318
United Parcel Service, Cl B	371	35,330
United Technologies	291	33,180
		223,260
Oil & Gas — 0.8%
Chevron	419	46,773
Exxon Mobil	554	51,057
Schlumberger	383	33,539
		131,369
Real Estate Investment Trusts — 4.8%
American Tower, Cl A	1,009	81,608
AvalonBay Communities	551	68,048
Equity Residential	1,362	75,428
General Growth Properties	3,756	75,646
HCP	1,658	64,911
Health Care	1,126	65,218
ProLogis	1,990	77,132
Public Storage	491	77,377
Simon Property Group	486	75,252
Ventas	1,083	67,568
		728,188
Technology — 1.7%
Apple	68	34,041
Cisco Systems	1,099	24,079
Google, Cl A *	31	36,610
Intel	1,082	26,552
International Business Machines	153	27,032
Microsoft	781	29,561
Oracle	1,007	37,158
QUALCOMM	494	36,665
		251,698

Schedule of Investments (Unaudited)	January 31, 2014

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.3%
AT&T	812	$27,056
Verizon Communications	528	25,354
		52,410
TOTAL UNITED STATES		2,488,866
TOTAL COMMON STOCK
(Cost $2,907,249)		3,021,805

EXCHANGE TRADED COMMODITIES — 24.3%
ETFS Physical Gold *	12,434	1,504,141
ETFS Physical Silver *	35,403	655,239
Gold Bullion Securities *	12,595	1,504,221
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $4,824,857)		3,663,601

EXCHANGE TRADED FUNDS — 7.1%
ETFS Physical Silver *	3,802	70,250
Vanguard FTSE All-World ex-US ETF, Cl U	10,205	487,697
Vanguard Small-Cap ETF	4,818	518,851
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,016,829)		1,076,798

TOTAL INVESTMENTS — 100.2%
(Cost $16,368,656)††		$15,132,722

Percentages are based on Net Assets of $15,097,064.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $16,368,656, and the unrealized appreciation and depreciation were $408,941 and $(1,644,875) respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$7,370,518	$—	$7,370,518
Exchange Traded Commodities	3,663,601	—	—	3,663,601
Common Stock	3,021,805	—	—	3,021,805
Exchange Traded Funds	1,076,798	—	—	1,076,798
Total Investments in Securities	$7,762,204	$7,370,518	$—	$15,132,722

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — 97.8%
CANADA— 3.7%
Basic Materials — 1.8%
Agrium	111,293	$9,693,620
Industrials — 1.9%
Canadian Pacific Railway	66,897	10,133,558
TOTAL CANADA		19,827,178
MEXICO— 3.9%
Industrials — 2.1%
Cemex ADR *	917,116	11,344,725
Telecommunications — 1.8%
America Movil ADR, Ser L	452,482	9,619,767
TOTAL MEXICO		20,964,492
UNITED STATES— 90.2%
Basic Materials — 3.7%
Celanese, Cl A	175,426	8,883,573
Cytec Industries	115,952	10,432,201
		19,315,774
Consumer Goods — 5.6%
Deckers Outdoor *	126,767	9,881,488
Delphi Automotive	171,773	10,459,258
Procter & Gamble	117,541	9,005,991
		29,346,737
Consumer Services — 16.4%
Comcast, Cl A	209,448	11,404,444
Cumulus Media, Cl A *	1,478,278	9,889,680
Education Management *	786,193	5,448,317
Family Dollar Stores	142,859	8,831,543
Hertz Global Holdings *	421,330	10,963,007
Pandora Media *	315,834	11,392,132
priceline.com *	8,738	10,004,049
Time Warner	147,949	9,295,636
Twenty-First Century Fox	294,802	9,209,614
		86,438,422
Financials — 14.4%
American International Group	202,707	9,721,828
CIT Group	201,878	9,397,421
Citigroup	197,891	9,385,970
Fidelity National Financial, Cl A	359,827	11,348,944
Hartford Financial Services Group	282,377	9,389,035
Hudson Pacific Properties	489,056	10,627,187
Nationstar Mortgage Holdings *	256,727	7,183,221

Schedule of Investments (Unaudited)	January 31, 2014

Global X GuruTM Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SLM	381,897	$8,691,976
		75,745,582
Health Care — 5.7%
HCA Holdings *	221,392	11,129,376
Thermo Fisher Scientific	98,546	11,346,586
Vivus *	1,013,407	7,519,480
		29,995,442
Industrials — 13.7%
Lockheed Martin	73,039	11,022,316
Nortek *	137,903	10,371,685
Owens-Illinois *	298,688	9,569,963
Quad	402,090	9,219,924
RR Donnelley & Sons	580,427	10,720,486
Sensata Technologies Holding *	262,394	9,824,031
Spirit Aerosystems Holdings, Cl A *	321,676	10,908,033
		71,636,438
Oil & Gas — 7.2%
Chesapeake Energy	385,424	10,371,760
Diamondback Energy *	186,396	9,688,864
Hess	120,680	9,110,133
Pioneer Natural Resources	51,304	8,686,794
		37,857,551
Technology — 19.6%
Allscripts Healthcare Solutions *	664,293	11,000,692
Apple	19,000	9,511,400
Catamaran *	208,540	10,139,215
Equinix *	59,544	11,027,549
Magnachip Semiconductor *	511,667	8,089,455
Micron Technology *	512,722	11,813,115
Microsoft	276,745	10,474,798
Motorola Solutions	152,674	9,740,601
NXP Semiconductor *	237,595	11,487,718
Yahoo! *	281,293	10,132,174
		103,416,717
Telecommunications — 3.9%
Crown Castle International	131,035	9,298,244
Sprint *	1,344,769	11,121,240
		20,419,484
TOTAL UNITED STATES		474,172,147
TOTAL COMMON STOCK
(Cost $503,466,454)		514,963,817

Schedule of Investments (Unaudited)	January 31, 2014

Global X GuruTM Index ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 2.0%
UNITED STATES— 2.0%
Oil & Gas — 2.0%
Enterprise Products Partners	160,715	$10,668,262
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $9,934,339)		10,668,262
TOTAL INVESTMENTS — 99.8%
(Cost $513,400,793)††		$525,632,079

Percentages are based on Net Assets of $526,450,630.

*	Non-income producing security.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $513,400,793, and the unrealized appreciation and depreciation were $28,963,865 and $(16,732,579) respectively.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.0%
Basic Materials — 7.7%
ArcelorMittal, 6.000%	164,155	$4,010,307
Cliffs Natural Resources, 7.000%	91,855	1,744,326
		5,754,633
Financials — 72.9%
Aegon, 8.000%	36,715	1,023,614
Aegon, 7.250%	73,039	1,852,269
Aegon, 6.875%	38,166	969,035
Ally Financial, 7.375%	27,672	700,932
Ally Financial, Ser A, 8.500%(A)	31,652	855,553
Annaly Capital Management, Ser D, 7.500%	56,942	1,296,000
Aviva, 8.250%	51,048	1,405,862
Barclays Bank, Ser 3, 7.100%	39,645	1,006,190
Barclays Bank, Ser 4, 7.750%	33,087	842,395
Barclays Bank, Ser 5, 8.125%	76,131	1,943,624
Capital One Financial, Ser B, 6.000%	111,025	2,530,260
Citigroup, Ser J, 7.125%(A)	40,816	1,063,257
Citigroup Capital XIII, 7.875%(A)	98,844	2,681,638
Countrywide Capital V, 7.000%	72,259	1,814,423
Deutsche Bank Capital Funding Trust X, 7.350%	27,951	710,235
Deutsche Bank Contingent Capital Trust III, 7.600%	68,551	1,805,633
Deutsche Bank Contingent Capital Trust V, 8.050%	48,021	1,294,646
Discover Financial Services, Ser B, 6.500%	72,186	1,723,802
GMAC Capital Trust I, Ser 2, 8.125%(A)	82,649	2,262,930
Hartford Financial Services Group, 7.875%(A)	74,647	2,188,650
HSBC Holdings, 8.125%	52,209	1,340,205
HSBC Holdings, Ser 2, 8.000%	89,496	2,404,758
ING Groep, 7.375%	48,595	1,233,827
ING Groep, 7.200%	35,617	904,672
Lloyds Banking Group, 7.750%	108,123	2,896,615
Merrill Lynch Preferred Capital Trust III, 7.000%	36,217	917,014
Merrill Lynch Preferred Capital Trust V, Ser F, 7.280%	41,002	1,039,401
PartnerRe, Ser E, 7.250%	46,557	1,202,567
PPL Capital Funding, Ser B, 5.900%	56,441	1,283,468
Regions Financial, Ser A, 6.375%	63,934	1,490,302
Royal Bank of Scotland Group, Ser Q, 6.750%	34,958	799,140
Royal Bank of Scotland Group, Ser S, 6.600%	44,783	1,010,304
Royal Bank of Scotland Group, Ser T, 7.250%	86,617	2,125,581
Santander Finance Preferred SAU, Ser 10, 10.500%	103,592	2,744,152
Wells Fargo, Ser J, 8.000%	100,315	2,859,981
		54,222,935

Schedule of Investments (Unaudited)	January 31, 2014

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate Investment Trusts — 7.2%
CHS, Ser B, 7.875%	34,331	$984,270
Kimco Realty, Ser I, 6.000%	50,498	1,128,630
National Retail Properties, Ser D, 6.625%	36,298	854,455
PS Business Parks, Ser T, 6.000%	44,470	944,098
Vornado Realty, 7.875%	56,925	1,488,589
		5,400,042
Telecommunications — 6.5%
Qwest, 7.500%	53,273	1,337,152
Qwest, 7.375%	61,136	1,529,012
Qwest, 7.000%	37,819	911,438
United States Cellular, 6.950%	42,552	1,053,587
		4,831,189
Utilities — 4.7%
Dominion Resources, Ser A, 8.375%	85,799	2,217,904
SCE Trust I, 5.625%	58,942	1,276,095
		3,493,999
TOTAL PREFERRED STOCK
(Cost $73,177,430)		73,702,798
TOTAL INVESTMENTS — 99.0%
(Cost $73,177,430)††		$73,702,798

Percentages are based on Net Assets of $74,412,035

(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2014.
††	At January 31, 2014, the tax basis cost of the Fund's investments was $73,177,430, and the unrealized appreciation and depreciation were $1,105,116 and $(579,748) respectively.

Ser — Series

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-0500

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 31, 2014

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Chief Financial Officer

Date: March 31, 2014

*	Print the name and title of each signing officer under his or her signature.